LM INSTITUTIONAL FUND ADVISORS I, INC.
                          Western Asset Core Portfolio
                       Western Asset Core Plus Portfolio
                      Western Asset Intermediate Portfolio
                    Western Asset Limited Duration Portfolio
                 Western Asset Non-U.S. Fixed Income Portfolio


                               Semi-Annual Report
                               September 30, 1998

                       [WESTERN ASSET LOGO APPEARS HERE]

November 19, 1998


Dear Shareholder:

The last six months have been notable ones for the Western Asset mutual funds.

First and foremost, the unprecedented turmoil in the bond market in the third quarter strongly challenged our skills and courage as investors. With prices in every fixed income market sector declining relative to U.S. Treasuries, the Funds' returns were all negatively impacted, with the amount varying according to the distribution of our non-Treasury holdings. Western Asset's long term approach has always emphasized "spread product" for its incremental yield and increased opportunity and, despite its recent under-performance, we continue to feel strongly that this strategy is best for the long run. Already in the fourth quarter, yield spreads have begun to return to more rational levels and relative results are being positively impacted.

Amidst all this, we also completed our program of transitioning the Western Asset Fund family into the new Legg Mason Institutional Advisors framework. There is now dedicated staff in Baltimore and Pasadena whose focus is exclusively on servicing those of you who invest in our funds. Joe Orlando, a long time senior Western Asset Officer, heads up this group as its President and has shifted his location to Baltimore. Kristin Benz, who was involved in our fund efforts throughout her Western Asset tenure, has key responsibilities for client service and remains here in Pasadena to assure close connections to the rest of us at Western Asset.

We are very enthusiastic about this new arrangement and the impact it will have for all of you and appreciate your understanding and support during the transition. New programs are already underway and currently we are working on establishing a web page that will provide daily information on each of the funds and a new system to mail shareholder statements on the third business day of the following month. If you have any questions or suggestions, please do not hesitate to contact Kristin Benz at 626-844-9585.

Attached are financial statements for your Western Asset Fund as of September 30, 1998 as well as a brief narrative covering key developments for the year.

Sincerely,

/s/ W. Curtis Livingston
________________________
W. Curtis Livingston
Chairman
Western Asset Management Company


                        Western Asset Management Company
       117 East Colorado Blvd. Pasadena, CA 91105 o Tel: (626) 844-9400 o
                              Fax: (626) 844-9450

LM INSTITUTIONAL FUND ADVISORS I, INC.
Market Commentary


The last six months have been a difficult time in the fixed income markets. Increased risks in overseas markets caused investors to sell mortgage, corporate and international securities and buy U.S. Treasuries. As a result, the "spread sectors" suffered relative to Treasuries as demand for Treasuries pushed yields down to all time lows. Since Western Asset has traditionally focused on the spread sectors of the market, we have slightly underperformed our benchmarks for the last six months. While our interest rate strategy helped the Portfolios as interest rates fell, it was not enough to negate the poor performance in corporate, mortgage and international securities. Western Asset continues to look for value in these sectors and we feel that over the market cycle, these securities will add value to your Portfolio relative to its benchmark.

    STATEMENT OF NET ASSETS
    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    CORPORATE BONDS AND NOTES             18.62%

    Banking and Finance                    6.10%
    BNY Capital Trust                                 7.97%  12/31/26    $5,000     $5,448
    Dryden Investor Trust                             7.16%   7/23/08    16,000     16,340
    Ford Motor Credit Co.                             6.13%   4/28/03     2,735      2,834
    General Motors Acceptance Corporation             0.00%   6/15/15    14,900      4,943(B)
    Grand Metro Investment                            8.63%   8/15/01       150        164
    IBJ Preferred Capital Co. LLC                     8.79%  12/29/49     7,720      5,627(G)
    IBM Credit Corporation                            5.68%    7/7/99     5,000      5,020
    IBM Credit Corporation                            5.79%   3/20/00     4,000      4,047
    J.P. Morgan & Company                             6.91%   2/15/12     2,000      1,808
    PDVSA Finance Limited                             7.50%  11/15/28     2,000      1,651(G)
    Prudential Securities Financing Corp.             6.30%   4/25/26        91         91
    SB Treasury Company LLC                           9.40%  12/29/49     6,680      5,676
    Socgen Real Estate Co. LLC                        7.64%  12/29/49       500        481
                                                                                -----------
                                                                                    42,586
    Food and Beverage                      2.11%
    Nabisco Incorporated                              6.38%    2/1/35     4,250      4,326
    Philip Morris Companies, Inc.                     8.75%    6/1/01       100        108
    Philip Morris Companies, Inc.                     7.00%   7/15/05     2,000      2,139
    RJR Nabisco, Inc.                                 8.75%   4/15/04       320        328
    RJR Nabisco, Inc.                                 8.75%   8/15/05     2,100      2,136
    RJR Nabisco, Inc.                                 8.50%    7/1/07       800        804
    RJR Nabisco, Inc.                                 8.75%   7/15/07     4,770      4,868
                                                                                -----------
                                                                                    14,709
    Industrial                             3.59%
    Ford Motor Company                                6.63%   10/1/28     4,730      4,796
    Loews Corporation                                 7.63%    6/1/23     8,459      8,744
                                                                                -----------
                                                                                    25,084
    Media and Entertainment                6.43%
    Continental Cablevision Inc.                      9.00%    9/1/08     3,200      3,849
    GTE Corporation                                   6.94%   4/15/28     9,190      9,790
    News America Holdings Incorporated                8.25%  10/17/96     1,100      1,232
    News America Incorporated                         7.13%    4/8/28     3,000      2,984
    News America Incorporated                         6.75%    1/9/38     5,000      5,171

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    CORPORATE BONDS AND NOTES
    Media and Entertainment (continued)
    TCI Communications Inc.                           8.75%    8/1/15    $3,110     $3,885
    Time Warner Inc.                                  6.85%   1/15/26     2,000      2,094
    Time Warner Inc.                                  6.95%   1/15/28     6,000      6,236
    Worldcom Inc.                                     6.25%   8/15/03     9,220      9,594
                                                                                -----------
                                                                                    44,835
    Utilities                              0.39%
    System Energy Resources, Inc.                     7.43%   1/15/11     2,542      2,694

    TOTAL CORPORATE BONDS AND
         NOTES (IDENTIFIED COST $127,379)                                          129,908
    ---------------------------------------------------------------------------------------

    ASSET-BACKED SECURITIES                3.58%

    Fixed-rate Securities                  2.87%
    Chevy Chase 1997 - A                              7.65%  12/20/07     7,450      7,479
    Chevy Chase Aces                                  6.85%    8/1/13     4,900      4,915
    Commercial Mortgage Acceptance Corporation        5.80%   3/15/06     2,500      2,532
    Green Tree Recreational Equipment                 6.71%   5/15/29     4,128      4,210
    Navistar Financial Corp. Owner Trust              6.35%   1/15/00       828        832
    Rural Housing Trust 1987 - 1                      3.33%   10/1/28        23         22
                                                                                -----------
                                                                                    19,990
    Indexed Securities                     0.64%
    Matterhorn One Limited Trust                      6.81%   1/21/06     2,500      2,520(F)
    Matterhorn One Limited Trust                      6.31%   6/21/06     1,966      1,977(F)
                                                                                -----------
                                                                                     4,497

    Stripped Securities                    0.07%
    Option One CTF Mortgage Loan Trust                3.25%   3/25/01    19,743        495(D1)

    TOTAL ASSET-BACKED SECURITIES
         (IDENTIFIED COST $25,778)                                                  24,982
    ---------------------------------------------------------------------------------------

    MORTGAGE-BACKED SECURITIES             6.63%

    Fixed-rate Securities                  4.60%
    Asset Securitization Corporation                  6.92%   2/14/29     6,203      6,557
    GMAC Commercial Mortgage Security Incorporated    6.15%  11/15/07     5,577      5,731
    Macerich SCG Funding Limited Partnership          7.08%   3/15/06     6,000      6,506(G)

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    MORTGAGE-BACKED SECURITIES

    Fixed-rate Securities (continued)
    Merrill Lynch Mortgage Investors, Inc.            6.69%  11/21/28      $109       $109
    Merrill Lynch Mortgage Investors, Inc.            6.96%  11/21/28     1,358      1,405
    Morgan Stanley Capital I Incorporated             6.34%  11/15/07     1,675      1,758
    Nomura Asset Securities Corporation               7.07%   4/13/36     2,751      2,894
    Nomura Asset Securities Corporation               7.12%   4/13/36     4,500      5,079
    Resolution Trust Corporation                      9.20%   6/25/24     2,084      2,086
                                                                                -----------
                                                                                    32,125
    Indexed Securities                     0.01%
    Resolution Trust Corporation                      7.25%   9/25/21        69         69(F)

    Stripped Securities                     N.M.
    Structured Mortgage Asset Residential Trust      2,500%   8/25/22      N.M.          3(D1)
    Structured Mortgage Asset Residential Trust      0.128%   1/25/23    18,423         17(D1)
                                                                                -----------
                                                                                        20
    Variable-rate Securities               2.02%
    Resolution Trust Corporation                      6.50%  10/25/17        65         66(C)
    Resolution Trust Corporation                      6.87%   5/25/21       977        979(C)
    Resolution Trust Corporation                     10.30%   8/25/21       170        178(C)
    Resolution Trust Corporation                      7.01%  10/25/21     3,303      3,297(C)
    Resolution Trust Corporation                      6.99%   6/25/24     8,000      7,980(C)
    Resolution Trust Corporation                      7.38%  10/25/28       152        151(C)
    Resolution Trust Corporation                      7.89%   9/25/29     1,382      1,421(C)
                                                                                -----------
                                                                                    14,072
    TOTAL MORTGAGE-BACKED SECURITIES
         (IDENTIFIED COST $43,967)                                                  46,286
    ---------------------------------------------------------------------------------------

    U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS               17.03%

    Fixed-rate Securities                  3.54%
    United States Treasury Bonds                      6.13%  11/15/27       750        865
    United States Treasury Notes                      5.38%   7/31/00       700        712
    United States Treasury Notes                      6.38%   9/30/01     8,100      8,545
    United States Treasury Notes                      5.75%  10/31/02     4,650      4,888
    United States Treasury Notes                      5.75%  11/30/02     2,600      2,735

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS

    Fixed-rate Securities (continued)
    United States Treasury Notes                      5.63%  12/31/02    $4,300     $4,510
    United States Treasury Notes                      5.75%   8/15/03     2,310      2,451
                                                                                -----------
                                                                                    24,706
    Indexed Securities                    13.36%
    United States Treasury Bonds                      3.63%   4/15/28    41,113     40,997(E)
    United States Treasury Notes                      3.38%   1/15/07    24,808     24,436(E)
    United States Treasury Notes                      3.63%   1/15/08    27,689     27,775(E)
                                                                                -----------
                                                                                    93,208
    Stripped Securities                    0.13%
    Tennessee Valley Authority                        0.00%   11/1/19     3,064        874(D2)

    TOTAL U.S. GOVERNMENT AND AGENCY
         OBLIGATIONS (IDENTIFIED COST $116,927)                                    118,788
    ---------------------------------------------------------------------------------------

    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES       35.31%

    Fixed-rate Securities                 34.70%
    Fannie Mae                                        7.00%    9/1/07        92         94
    Fannie Mae                                        7.00%   12/1/07       715        735
    Fannie Mae                                        7.00%    1/1/08       477        489
    Fannie Mae                                        7.00%    1/1/08       415        425
    Fannie Mae                                        7.00%    3/1/08       449        460
    Fannie Mae                                        7.00%    5/1/09       307        315
    Fannie Mae                                        7.00%    6/1/09       130        133
    Fannie Mae                                        7.00%   12/1/09        82         84
    Fannie Mae                                        7.00%   12/1/09        73         75
    Fannie Mae                                        7.00%    6/1/10        71         73
    Fannie Mae                                        7.00%   11/1/10       242        248
    Fannie Mae                                        7.00%    1/1/11        60         61
    Fannie Mae                                        7.00%    1/1/11       538        553
    Fannie Mae                                        7.00%    5/1/11       103        105
    Fannie Mae                                        7.00%    7/1/11        50         51
    Fannie Mae                                        7.00%   12/1/11       332        341
    Fannie Mae                                        7.00%    4/1/12       360        369

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES

    Fixed-rate Securities (continued)
    Fannie Mae                                        7.00%    4/1/12      $260       $267
    Fannie Mae                                        7.00%    5/1/12       353        363
    Fannie Mae                                        7.00%    6/1/12       468        481
    Fannie Mae                                        7.00%    7/1/12       170        175
    Fannie Mae                                        7.00%    7/1/12       445        456
    Fannie Mae                                        7.00%    7/1/12       415        426
    Fannie Mae                                        7.00%    7/1/12        96         98
    Fannie Mae                                        7.00%    7/1/12       178        183
    Fannie Mae                                        7.00%    7/1/12       439        451
    Fannie Mae                                        7.00%    7/1/12       415        427
    Fannie Mae                                        7.00%    7/1/12       421        432
    Fannie Mae                                        7.00%    8/1/12       111        114
    Fannie Mae                                        7.00%    8/1/12       483        496
    Fannie Mae                                        7.00%    8/1/12       414        425
    Fannie Mae                                        7.00%    9/1/12       442        454
    Fannie Mae                                        7.00%    9/1/12       431        442
    Fannie Mae                                        7.00%    9/1/12       437        448
    Fannie Mae                                        6.50%   10/1/12    35,600     36,345(H)
    Fannie Mae                                        7.00%   10/1/12       149        153
    Fannie Mae                                        7.00%   10/1/12       474        487
    Fannie Mae                                        7.00%   10/1/12       375        385
    Fannie Mae                                        7.00%   10/1/12     1,400      1,437(H)
    Fannie Mae                                        7.00%   11/1/12        57         59
    Fannie Mae                                        7.00%   11/1/12       676        694
    Fannie Mae                                        7.00%   11/1/12       447        459
    Fannie Mae                                        7.00%   11/1/12       404        414
    Fannie Mae                                        7.00%   12/1/12       496        509
    Fannie Mae                                        7.00%   12/1/12        69         70
    Fannie Mae                                        7.00%   12/1/12        72         74
    Fannie Mae                                        7.00%   12/1/12       566        581
    Fannie Mae                                        7.50%    6/1/25       577        595
    Fannie Mae                                        7.50%    6/1/25       519        536
    Fannie Mae                                        7.50%    7/1/25       545        563

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES

    Fixed-rate Securities (continued)
    Fannie Mae                                        7.50%    8/1/25      $105       $108
    Fannie Mae                                        7.50%    8/1/25       110        114
    Fannie Mae                                        7.50%    9/1/25       754        778
    Fannie Mae                                        7.50%   10/1/25       140        145
    Fannie Mae                                        7.50%   10/1/25       412        425
    Fannie Mae                                        7.50%   11/1/25        43         45
    Fannie Mae                                        6.00%    1/1/26     1,779      1,779
    Fannie Mae                                        7.50%    5/1/26       384        396
    Fannie Mae                                        7.50%    5/1/26        48         50
    Fannie Mae                                        7.50%    7/1/26        38         39
    Fannie Mae                                        7.50%    7/1/26        24         25
    Fannie Mae                                        7.50%    7/1/26       404        416
    Fannie Mae                                        7.50%    8/1/26       372        384
    Fannie Mae                                        7.50%   10/1/26       397        410
    Fannie Mae                                        7.50%   11/1/26       559        577
    Fannie Mae                                        7.50%   11/1/26       405        418
    Fannie Mae                                        7.50%   12/1/26       547        564
    Fannie Mae                                        7.00%    1/1/27       967        994
    Fannie Mae                                        7.00%    4/1/27     2,486      2,556
    Fannie Mae                                        7.50%    5/1/27       523        540
    Fannie Mae                                        7.50%    5/1/27       382        394
    Fannie Mae                                        7.50%    6/1/27       374        386
    Fannie Mae                                        7.50%    6/1/27       378        390
    Fannie Mae                                        7.50%    6/1/27       558        576
    Fannie Mae                                        7.50%    6/1/27       566        584
    Fannie Mae                                        7.50%    6/1/27       578        596
    Fannie Mae                                        7.50%    7/1/27       356        367
    Fannie Mae                                        7.50%    7/1/27       137        141
    Fannie Mae                                        7.50%    7/1/27       158        163
    Fannie Mae                                        7.50%    8/1/27       834        860
    Fannie Mae                                        7.50%    8/1/27       461        475
    Fannie Mae                                        7.50%    8/1/27       789        814
    Fannie Mae                                        7.50%    9/1/27       577        595

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES

    Fixed-rate Securities (continued)
    Fannie Mae                                        7.50%    9/1/27      $448       $463
    Fannie Mae                                        7.50%    9/1/27       454        468
    Fannie Mae                                        7.50%    9/1/27       297        307
    Fannie Mae                                        7.50%    9/1/27        91         94
    Fannie Mae                                        7.50%   10/1/27       317        327
    Fannie Mae                                        7.50%   10/1/27       650        671
    Fannie Mae                                        7.50%   10/1/27       601        619
    Fannie Mae                                        7.50%   10/1/27       357        368
    Fannie Mae                                        7.50%   10/1/27       347        358
    Fannie Mae                                        7.50%   10/1/27       399        412
    Fannie Mae                                        7.50%   10/1/27       412        425
    Fannie Mae                                        6.00%   11/1/27     2,949      2,945
    Fannie Mae                                        6.00%   11/1/27       986        984
    Fannie Mae                                        6.00%   11/1/27       492        492
    Fannie Mae                                        7.00%   11/1/27       138        142
    Fannie Mae                                        7.50%   11/1/27       253        261
    Fannie Mae                                        7.50%   11/1/27       584        602
    Fannie Mae                                        7.50%   11/1/27       609        628
    Fannie Mae                                        7.50%   11/1/27       372        384
    Fannie Mae                                        7.50%   11/1/27       557        575
    Fannie Mae                                        7.50%   11/1/27       407        420
    Fannie Mae                                        7.50%   11/1/27       358        369
    Fannie Mae                                        7.50%   11/1/27       558        576
    Fannie Mae                                        7.50%   11/1/27       335        346
    Fannie Mae                                        7.50%   11/1/27       401        413
    Fannie Mae                                        7.50%   12/1/27       637        657
    Fannie Mae                                        7.50%   12/1/27       596        614
    Fannie Mae                                        7.50%   12/1/27       110        114
    Fannie Mae                                        7.50%   12/1/27       353        364
    Fannie Mae                                        7.50%   12/1/27       561        579
    Fannie Mae                                        7.50%    1/1/28       548        566
    Fannie Mae                                        7.50%    2/1/28       400        413
    Fannie Mae                                        6.00%    3/1/28     1,963      1,963

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES

    Fixed-rate Securities (continued)
    Fannie Mae                                        7.50%    3/1/28      $377       $389
    Fannie Mae                                        7.50%    3/1/28       317        327
    Fannie Mae                                        7.50%    4/1/28       558        575
    Fannie Mae                                        7.50%    4/1/28       567        585
    Fannie Mae                                        7.50%    4/1/28       348        360
    Fannie Mae                                        7.50%    4/1/28       520        536
    Fannie Mae                                        7.50%    4/1/28       325        335
    Fannie Mae                                        7.50%    4/1/28       732        755
    Fannie Mae                                        7.50%    4/1/28       599        618
    Fannie Mae                                        7.50%    4/1/28       409        422
    Fannie Mae                                        7.00%    5/1/28     2,889      2,972
    Fannie Mae                                        7.50%    5/1/28       396        409
    Fannie Mae                                        7.50%    5/1/28       384        396
    Fannie Mae                                        7.50%    5/1/28       418        431
    Fannie Mae                                        7.50%    5/1/28       474        489
    Fannie Mae                                        7.50%    5/1/28       670        692
    Fannie Mae                                        7.00%    6/1/28       993      1,021
    Fannie Mae                                        7.00%    6/1/28       596        612
    Fannie Mae                                        7.50%    6/1/28       584        603
    Fannie Mae                                        7.50%    6/1/28       181        187
    Fannie Mae                                        6.50%    7/1/28     2,086      2,121
    Fannie Mae                                        6.50%    7/1/28     7,828      7,960
    Fannie Mae                                        6.50%    7/1/28     9,929     10,096
    Fannie Mae                                        6.50%    7/1/28    15,839     16,106
    Fannie Mae                                        6.50%    7/1/28    15,889     16,157
    Fannie Mae                                        7.00%    7/1/28     2,862      2,942
    Fannie Mae                                        7.50%    7/1/28       441        455
    Fannie Mae                                        6.00%   10/1/28     7,300      7,291(H)
    Fannie Mae                                        6.50%   10/1/28     2,810      2,857(H)
    Federal Housing Authority USGI #68                7.43%    3/1/21       265        281
    Freddie Mac                                       8.25%    8/1/01        20         20
    Freddie Mac                                       9.25%    6/1/02        97        102
    Freddie Mac                                       6.75%    5/1/04       139        141

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES

    Fixed-rate Securities (continued)
    Freddie Mac                                       6.75%  10/15/05       $37        $37
    Freddie Mac                                       7.50%    4/1/06       101        103
    Freddie Mac                                       9.75%    7/1/08       283        301
    Freddie Mac                                       7.35%   4/15/19       184        198
    Freddie Mac                                       9.30%   4/15/19     1,811      1,951
    Freddie Mac                                       7.00%    4/1/24     3,360      3,452
    Freddie Mac                                       7.00%    4/1/24     3,002      3,083
    Freddie Mac                                       7.00%    9/1/25     7,301      7,497
    Freddie Mac                                       7.00%    3/1/26     2,349      2,412
    Freddie Mac                                       7.00%    4/1/26       708        727
    Freddie Mac                                       7.00%    4/1/26     2,398      2,463
    Freddie Mac                                       7.00%    4/1/26     3,340      3,429
    Freddie Mac                                       7.00%    1/1/27     8,292      8,513
    Freddie Mac                                       6.00%    2/1/28     1,986      1,986
    Freddie Mac                                       6.00%    2/1/28     2,956      2,956
    Freddie Mac                                       6.00%    2/1/28     1,935      1,935
    Freddie Mac                                       6.00%    3/1/28     1,985      1,985
    Freddie Mac                                       6.00%    3/1/28     1,981      1,981
    Freddie Mac                                       6.00%    3/1/28     2,921      2,921
    Freddie Mac                                       6.00%    7/1/28       467        467
    Freddie Mac                                       6.00%    7/1/28     3,973      3,972
    Government National Mortgage Association          9.50%   3/15/03       109        113
    Government National Mortgage Association         10.25%   6/15/03        21         23
    Government National Mortgage Association         10.00%  11/15/09         7          7
    Government National Mortgage Association          1.00%  12/20/21     1,177      1,199
    Government National Mortgage Association          7.00%   1/15/24        21         22
    Government National Mortgage Association          7.50%   9/15/26       932        966
    Government National Mortgage Association          7.50%   7/15/27       980      1,015
    Government National Mortgage Association          6.50%   10/1/28    11,700     11,959(H)
    Government National Mortgage Association          7.00%   10/1/28     4,900      5,058(H)
    Government National Mortgage Association          7.50%   10/1/28         7          7(H)
                                                                                -----------
                                                                                   242,114

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES

    Stripped Securities                    0.46%
    Fannie Mae                                        9.50%    2/1/17      $244        $54(D1)
    Fannie Mae                                     1009.50%   2/25/20      N.M.          4(D1)
    Fannie Mae                                     1609.25%   8/25/21        11        234(D1)
    Fannie Mae                                        0.00%   5/25/22        65         65(B)(D2)
    Fannie Mae                                        0.00%   5/25/22     1,948      1,686(B)(D2)
    Freddie Mac                                      10.00%    3/1/21     2,072        527(D1)
    Freddie Mac                                       0.00%   7/15/22       307        261(B)(D2)
    Freddie Mac                                       0.00%   9/15/22       363        358(B)(D2)
                                                                                -----------
                                                                                     3,189
    Variable-rate Securities               0.15%
    Government National Mortgage Association          7.38%   6/20/25     1,032      1,054(C)

    TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED SECURITIES (IDENTIFIED COST $241,263)                              246,357
    ---------------------------------------------------------------------------------------

    YANKEE BONDS(A)                        3.36%
    Fixed-rate Securities                  3.36%
    Hydro-Quebec                                      8.05%    7/7/24    10,200     12,209(G)
    Manitoba Province, Canada                         9.50%   9/15/18     3,630      5,127
    YPF Sociedad Anonima                              7.50%  10/26/02     2,454      2,426(G)
    YPF Sociedad Anonima                              7.75%   8/27/07     4,250      3,708
                                                                                -----------


    TOTAL YANKEE BONDS (IDENTIFIED COST $23,732)                                    23,470
    ---------------------------------------------------------------------------------------

    COMMON STOCKS AND EQUITY INTERESTS     4.09%
                                                                         Shares
                                                                         ------

    Black Rock 2001 Term Trust, Inc.                                      2,614     23,526
    Black Rock Strategic Term Trust, Inc.                                    56        518
    Home Ownership Funding                                                    4      4,458(G)
                                                                                -----------

    TOTAL COMMON STOCKS AND EQUITY
         INTERESTS (IDENTIFIED COST $26,211)                                        28,502
    ---------------------------------------------------------------------------------------

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES     VALUE
                                      ---------------------------------------------------------
    SHORT-TERM INVESTMENTS                25.87%
    U.S. Government and Agency Obligations 0.39%
    Fannie Mae                                        5.20%   2/17/99    $2,750     $2,695

    U.S. Government Agency
         Mortgage-backed Securities        0.01%
    Fannie Mae                                        8.00%   11/1/98        17         17
    Fannie Mae                                        8.00%   11/1/98        78         78
                                                                                -----------
                                                                                        95

    Repurchase Agreement                  25.16%
    J.P. Morgan Securities, Inc.
         5.5% dated 9/30/98, to be repurchased at
         $175,528 on 10/1/98  (Collateral:  $74,230
         Federal Home Loan Bank Medium-term Notes,
         6.03% due 10/1/99, value $78,651 and
         $94,665 Fannie Mae Medium-term Notes,
         6.22% due 8/5/03, value $102,900)                              175,501    175,501


    Options Purchased                      0.31%                          Actual Contracts
    Eurodollar Future Call, Oct 98, Strike Price $94.50                     345          8
    Eurodollar Futures Call, Jan 99, Strike price $94.25                    358        591
    Eurodollar Future Call, Apr 99, Strike Price $94.50                     801      1,562
                                                                                -----------
                                                                                     2,161
    TOTAL SHORT-TERM INVESTMENTS
         (IDENTIFIED COST $179,078)                                                180,452
    ---------------------------------------------------------------------------------------

    TOTAL INVESTMENTS
         (IDENTIFIED COST $784,493)      114.49%                                  $798,745

    OTHER ASSETS LESS LIABILITIES        (14.49%)                                 (101,068)
                                                                                -----------

    NET ASSETS CONSISTING OF:
    Accumulated paid-in-capital applicable
         to 59,384 shares outstanding                                  $656,143
    Under/(over) distributed net investment income                       10,419
    Undistributed net realized gain/(loss) on investments                14,724
    Unrealized appreciation/(depreciation) on investments                16,391
                                                                      ----------

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

---------------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                        NET ASSETS    RATE      DATE     SHARES       VALUE
                                      -------------------------------------------------------------
    NET ASSETS                           100.00%                                    $697,677
                                                                                  -----------

    NET ASSET VALUE PER SHARE                                                         $11.75
                                                                                  -----------
                                                                            ACTUAL    APPRECIATION/
                                                               EXPIRATION  CONTRACTS (DEPRECIATION)
                                                            ---------------------------------------
    Options Written
    U.S. Treasury Bond Future Put, Oct 98, Strike Price $125.00   Oct 98      101        $37
    U.S. Treasury Bond Future Put, Dec 98, Strike Price $124.00   Nov 98      293        113
    U.S. Treasury Bond Future Call, Mar 99, Strike Price $134.00  Feb 99      202       (244)
    Eurodollar Future Call, Mar 99, Strike Price $95.50           Mar 99      176         (2)
                                                                                  -----------
                                                                                         (96)

    Futures Contracts Purchased
    U.S. Treasury Bond Futures                                   Dec 98       752      3,188

    Futures Contracts Written
    U.S. Treasury Note Futures                                   Dec 98       238       (938)
    U.S. Treasury Bond Futures                                   Dec 98        23        (15)
                                                                                  -----------
                                                                                        (953)

---------------------------------------------------------------------------------------------------

(A) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
(B) Zero-Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The coupon rates shown on variable-rate securities are the rates at September 30, 1998.
(D) Stripped Security - Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
(E) United States Treasury Inflation-Indexed security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(F) Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Global Telecom Basket (GTB) Index or the one-year Treasury bill rate. The coupon rate is the rate as of September 30, 1998.
(G) Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
(H) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
N.M. Not Meaningful
See Notes to Financial Statements

   STATEMENT OF OPERATIONS

   LM Institutional Fund Advisors I, Inc.
   Western Asset Core Portfolio

   (Amounts in Thousands)


-------------------------------------------------------------------------------------------

                                                                           For the
                                                                      Six Months Ended
                                                                     September 30, 1998
                                                                     ------------------
                                                                        (Unaudited)
   INVESTMENT INCOME:
      Interest                                                               $21,356
      Dividends                                                                  807
                                                                     ----------------
           Total Income                                                       22,163

   EXPENSES:
      Management fee                                                           1,566
      Custodian fees                                                              91
      Directors' fees                                                             10
      Legal and audit fees                                                        16
      Registration fees                                                           36
      Reports to shareholders                                                      7
      Transfer agent and shareholder servicing expense                            12
      Other expenses                                                               1
                                                                     ----------------
           Total Expenses                                                      1,739



   NET INVESTMENT INCOME                                                      20,424

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
      Realized gain/(loss) on investments, options and futures                16,127
      Change in unrealized appreciation/(depreciation) of
           investments, options and futures                                    6,413
                                                                     ----------------

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                     22,540
                                                                     ----------------

   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                            $42,964
                                                                     ================

--------------------------------------------------------------------------------
See Notes to Financial Statements

   STATEMENT OF CHANGES IN NET ASSETS

   LM Institutional Fund Advisors I, Inc.
   Western Asset Core Portfolio

   (Amounts in Thousands)

   -------------------------------------------------------------------------------------------------

                                                   For the Six      For the Nine       For the Year
                                                  Months Ended      Months Ended          Ended
                                               September 30, 1998  March 31, 1998(A)  June 30, 1997
                                               ------------------  ----------------- ---------------
                                                  (Unaudited)
   CHANGE IN NET ASSETS:

   Net investment income                              $20,424          $26,485           $32,258
   Net realized gain/(loss) on investments,
        options and futures                            16,127           15,613             6,820
   Change in unrealized appreciation/(depreciation)
        of investments, options and futures             6,413            7,121             2,086
                                                --------------   --------------   ---------------

   Change in net assets resulting  from operations     42,964           49,219            41,164

   Distributions to shareholders from:
        Net investment income                         (17,002)         (27,271)          (29,354)
        Net realized gain on investments              (14,963)          (6,743)             (306)

   Change in net assets from
        Fund share transactions                        69,002           94,118            43,150
                                                --------------   --------------   ---------------

        Change in net assets                           80,001          109,323            54,654

   NET ASSETS:

        Beginning of period                           617,676          508,353           453,699
                                                --------------   --------------   ---------------

        End of period (including undistributed
             net investment income of
             $10,419, $6,997, and $7,615,
             respectively)                           $697,677         $617,676          $508,353
                                                ==============   ==============   ===============

--------------------------------------------------------------------------------
(A) The year end for LM Institutional Fund Advisors I, Inc. - Western Asset Core Portfolio has been changed from June 30 to March 31.
See Notes to Financial Statements

    FINANCIAL HIGHLIGHTS(A)

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio


    Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

-----------------------------------------------------------------------------------------------

                                                  For the                For the
                                              Six Months Ended       Nine Months Ended
                                             September 30, 1998     March 31, 1998(E)
                                             ------------------     ------------------
                                               (Unaudited)
    PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period               $11.59                $11.27
                                             -----------------      ----------------

    Net investment income(B)                             0.33                  0.49
    Net realized and unrealized gain/(loss)
      on investments, options and futures                0.37                  0.49
                                             -----------------
                                                                    ----------------
    Total from investment operations                     0.70                  0.98
                                             -----------------      ----------------
    Distributions to shareholders from:
      Net investment income                             (0.28)                (0.53)
      Net realized gain on investments                  (0.26)                (0.14)
                                             -----------------      ----------------
    Total distributions                                 (0.54)                (0.67)
                                             -----------------      ----------------
    Net asset value, end of period                     $11.75                $11.59
                                             =================      ================

    Total return(B)                                     2.17%(C)              8.91%(C)

    RATIOS / SUPPLEMENTAL DATA:
    Ratios to average net assets:
      Expenses(B)                                       0.50%(D)              0.50%(D)
      Net investment income(B)                          5.87%(D)               6.0%(D)

    Portfolio turnover rate                            575.8%(D)             226.9%(D)

    Net assets, end of period (in thousands)         $697,677              $617,676

--------------------------------------------------------------------------------
 (A) All per share figures reflect the 10 for 1 stock split which occurred on May 29, 1998.
 (B) Net of fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.50% for the six months ended September 30, 1998, the nine months ended March 31, 1998 and the year ended June 30, 1997, and 0.53%, 0.53%, 0.58% and 0.57% for the years ended June 30, 1996, 1995, 1994, and
     1993, respectively.
 (C) Not annualized
 (D) Annualized
 (E) The year end for LM Institutional Fund Advisors I, Inc. - Western Asset Core Portfolio has been changed from June 30 to March 31.
See Notes to Financial Statements

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Portfolio





----------------------------------------------------------------------------------------------------

                                                          For the Years Ended June 30,
                                           ---------------------------------------------------------
                                               1997        1996       1995        1994       1993
                                           ---------------------------------------------------------
    PER SHARE OPERATING PERFORMANCE:

    Net asset value, beginning of period       $11.05      $11.22     $10.50      $11.66     $11.20
                                             ---------   ---------  ---------   ---------  ---------

    Net investment income(B)                     0.70        0.67       0.69        0.57       0.66

    Net realized and unrealized gain/(loss)
      on investments, options and futures        0.19       (0.14)      0.72       (0.63)      0.87
                                             ---------   ---------  ---------   ---------  ---------
    Total from investment operations             0.89        0.53       1.41       (0.06)      1.53
                                             ---------   ---------  ---------   ---------  ---------
    Distributions to shareholders from:
      Net investment income                     (0.65)      (0.66)     (0.69)      (0.61)     (0.67)
      Net realized gain on investments          (0.01)      (0.04)        --       (0.49)     (0.40)
                                             ---------   ---------  ---------   ---------  ---------
    Total distributions                         (0.66)      (0.71)     (0.69)      (1.10)     (1.07)
                                             ---------   ---------  ---------   ---------  ---------
    Net asset value, end of period             $11.27      $11.05     $11.22      $10.50     $11.66
                                             =========   =========  =========   =========  =========

    Total return(B)                             8.27%       4.86%     14.12%       (0.89)%   14.52%

    RATIOS / SUPPLEMENTAL DATA:

    Ratios to average net assets:
      Expenses(B)                               0.50%       0.50%      0.50%       0.50%      0.50%
      Net investment income(B)                   6.4%        6.3%       7.0%        6.0%       6.0%

    Portfolio turnover rate                    384.8%      266.0%     257.9%      272.5%     313.1%

    Net assets, end of period (in thouands)  $508,353    $453,699   $336,774    $205,959   $135,886

--------------------------------------------------------------------------------
 (A) All per share figures reflect the 10 for 1 stock split which occurred on May 29, 1998.
 (B) Net of fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.50% for the six months ended September 30, 1998, the nine months ended March 31, 1998 and the year ended June 30, 1997, and 0.53%, 0.53%, 0.58% and 0.57% for the years ended June 30, 1996, 1995, 1994, and
     1993, respectively.
 (C) Not annualized
 (D) Annualized
 (E) The year end for LM Institutional Fund Advisors I, Inc. - Western Asset Core Portfolio has been changed from June 30 to March 31.
See Notes to Financial Statements

    STATEMENT OF NET ASSETS

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Plus Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                       % OF                 MATURITY     PAR /
                                     NET ASSETS   RATE        DATE      SHARES        VALUE
                                   ------------------------------------------------------------
    CORPORATE BONDS AND NOTES         17.05%

    Banking and Finance                4.08%
    IBJ Preferred Capital Co. LLC                  9.40%   12/29/49        $500         $364(B)
    Lehman Brothers Holdings                       6.50%    9/25/00       1,000          996
    SB Treasury Company LLC                        8.79%   12/29/49         500          425(B)
    Zurich Capital Trust I                         8.38%     6/1/37         500          592(B)
                                                                                 ------------
                                                                                       2,377
    Industrial                         4.73%
    Ford Motor Company                             6.63%    2/15/28         200          203
    Ford Motor Company                             6.63%    10/1/28         280          284
    General Motors Corporation                     6.75%     5/1/28         500          511
    Raytheon Company                               6.75%    8/15/07       1,150        1,232
    West Capital Funding Incorporated              6.88%    7/15/28         500          530
                                                                                 ------------
                                                                                       2,760
    Media and Entertainment            2.85%
    News America Incorporated                      6.63%     1/9/08         200          204
    TCI Communications Inc.                        8.75%     8/1/15         190          237
    Time Warner Entertainment Company, L.P.        8.38%    3/15/23         200          241
    Time Warner Entertainment Company, L.P.        8.38%    7/15/33         300          366
    Worldcom Inc.                                  6.25%    8/15/03         590          614
                                                                                 ------------
                                                                                       1,662
    Transportation                     4.48%
    Burlington Northern Santa Fe Corporation       6.38%   12/15/05         360          378
    Consolidated Rail Corporation                  7.88%    5/15/43         200          225
    CSX Corporation                                7.45%     5/1/07         570          632
    CSX Corporation                                7.90%     5/1/17         500          563
    Norfolk Southern Corporation                   7.80%    5/15/27         700          817
                                                                                 ------------
                                                                                       2,615
    Utilities                          0.91%
    Niagara Mohawk Power Corporation               7.75%    10/1/08         500          533

    TOTAL CORPORATE BONDS
         AND NOTES (IDENTIFIED COST $9,853)                                            9,947
    -----------------------------------------------------------------------------------------

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Plus Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                       % OF                 MATURITY     PAR /
                                     NET ASSETS   RATE        DATE      SHARES        VALUE
                                   ------------------------------------------------------------
    ASSET-BACKED SECURITIES            2.80%

    Fixed-rate Securities              2.80%
    Commercial Mortgage Acceptance Corporation     5.80%    3/15/06        $750         $759
    GMAC Commercial Mortgage Security Incorporated 6.15%   11/15/07         299          307
    Morgan Stanley Capital I Incorporated          6.34%   11/15/07         542          569
                                                                                 ------------

    TOTAL ASSET-BACKED
         SECURITIES (IDENTIFIED COST $1,613)                                           1,635
    -----------------------------------------------------------------------------------------

    MORTGAGE-BACKED SECURITIES         2.05%

    Fixed-rate Securities              2.05%
    Asset Securitization Corporation               7.49%    4/14/29       1,050        1,195

    TOTAL MORTGAGE-BACKED
         SECURITIES (IDENTIFIED COST $1,137)                                           1,195
    -----------------------------------------------------------------------------------------

    U.S. GOVERNMENT
         AND AGENCY OBLIGATIONS       24.62%

    Fixed-rate Securities             24.26%
    United States Treasury Bonds                   6.38%    8/15/27       9,170       10,829
    United States Treasury Notes                   5.38%    6/30/03       1,310        1,370
    United States Treasury Notes                   5.75%    8/15/03       1,840        1,953
                                                                                 ------------
                                                                                      14,152
    Indexed Securities                 0.36%
    United States Treasury Bonds                   3.63%    4/15/28         212          211(E)

    TOTAL U.S. GOVERNMENT AND AGENCY
         OBLIGATIONS (IDENTIFIED COST $13,577)                                        14,363
    -----------------------------------------------------------------------------------------

    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES   22.42%

    Fixed-rate Securities             22.42%
    Fannie Mae                                     6.50%     5/1/13         400          408(D)
    Fannie Mae                                     6.50%     7/1/28       1,592        1,619
    Government National Mortgage Association       7.50%    3/15/23         457          474
    Government National Mortgage Association       7.50%    4/15/23         599          621
    Government National Mortgage Association       7.50%    5/15/23         590          612
    Government National Mortgage Association       7.50%    5/15/23         679          705

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Plus Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                       % OF                 MATURITY     PAR /
                                     NET ASSETS   RATE        DATE      SHARES        VALUE
                                   ------------------------------------------------------------
    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES

    Fixed-rate Securities (continued)
    Government National Mortgage Association       7.50%    5/15/23        $452         $468
    Government National Mortgage Association       7.50%    5/15/23         454          471
    Government National Mortgage Association       7.50%    6/15/23         407          422
    Government National Mortgage Association       7.00%    7/15/23          45           47
    Government National Mortgage Association       7.50%    7/15/23         478          494
    Government National Mortgage Association       7.00%    8/15/23          49           51
    Government National Mortgage Association       7.00%    9/15/23         561          580
    Government National Mortgage Association       7.00%    9/15/23         779          804
    Government National Mortgage Association       7.00%   10/15/23       2,875        2,969
    Government National Mortgage Association       7.00%   11/15/23          58           60
    Government National Mortgage Association       7.50%    7/15/28         494          513
    Government National Mortgage Association       7.50%    7/15/28       1,413        1,466
    Government National Mortgage Association       7.50%    7/15/28         190          197
    Government National Mortgage Association       7.50%    7/15/28         100          103
                                                                                 ------------

    TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED SECURITIES (IDENTIFIED COST $12,943)                                  13,084
    -----------------------------------------------------------------------------------------

    YANKEE BONDS(A)                    4.45%

    Fixed-rate Securities              2.89%
    Manitoba Province, Canada                      9.50%    9/15/18         270          381
    PDVSA Finance Limited                          7.50%   11/15/28         500          413(B)
    Petroleos Mexicanos                            8.85%    9/15/07          85           66
    Republic of Brazil                             8.00%    4/15/14         499          293
    Republic of South Korea                        8.88%    4/15/08         410          353
    United Mexican States                         11.50%    5/15/26         170          166
    Vnesheconombank                                6.63%   12/15/20         200           13
                                                                                 ------------
                                                                                       1,685
    Variable-rate Securities           1.56%
    Republic of Argentina                          6.63%    3/31/05         817          641(C)
    Republic of Brazil                             6.63%    4/15/06         475          272(C)
                                                                                 ------------
                                                                                         913
    TOTAL YANKEE BONDS
         (IDENTIFIED COST $3,082)                                                      2,598
    -----------------------------------------------------------------------------------------

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Plus Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                       % OF                 MATURITY     PAR /
                                     NET ASSETS   RATE        DATE      SHARES        VALUE
                                   ------------------------------------------------------------
    FOREIGN BONDS                      2.82%
    Foreign Government Obligations     2.82%
    United Kingdom Treasury Stock                  8.00%    12/7/15         250(F)      $582
    United Kingdom Treasury Stock                  8.00%     6/7/21          30(F)        74
    United Kingdom Treasury Stock                  6.00%    12/7/28         470(F)       988
                                                                                 ------------

    TOTAL FOREIGN BONDS
         (IDENTIFIED COST $1,497)                                                      1,644
    -----------------------------------------------------------------------------------------

    SHORT-TERM INVESTMENTS            23.71%

    U.S. Government Agency Obligations 0.17%
    Fannie Mae                                     5.20%    2/17/99        $100           98

    Repurchase Agreement              23.32%
    J.P. Morgan Securities, Inc.
         5.5% dated 9/30/98, to be repurchased at
         $13,610 on 10/01/98 (Collateral: $12,900
         Fannie Mae Medium-term Notes, 6.41% due
         7/8/02, value $14,068)                                          13,608       13,608

    Options Purchased                  0.22%                        Actual Contracts
                                                                    ----------------

    Eurodollar Future Call, Apr 99, Strike Price $94.50                      49           95
    Eurodollar Future Call, Dec 98, Strike Price $94.50                      14           16
    Eurodollar Future Call, Jan 99, Strike Price $94.25                      12           20
                                                                                 ------------
                                                                                         131
    TOTAL SHORT-TERM INVESTMENTS
         (IDENTIFIED COST $13,767)                                                    13,837
    -----------------------------------------------------------------------------------------

    TOTAL INVESTMENTS
         (IDENTIFIED COST $57,469)    99.92%                                          58,303

    OTHER ASSETS LESS LIABILITIES      0.08%                                              47
                                                                                 ------------

    NET ASSETS CONSISTING OF:

    Accumulated paid-in-capital applicable to 5,678 shares outstanding  $56,741
    Under/(over) distributed net investment income                          558
    Undistributed net realized gain/(loss) on investments                   347
    Unrealized appreciation/(depreciation) on investments                   704
                                                                    ------------

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Plus Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

----------------------------------------------------------------------------------------------------

                                       % OF                 MATURITY     PAR /
                                     NET ASSETS   RATE        DATE      SHARES           VALUE
                                   -----------------------------------------------------------------
    NET ASSETS                       100.00%                                            $58,350
                                                                                    ------------

    NET ASSET VALUE PER SHARE                                                            $10.28
                                                                                        ------------

                                                                               ACTUAL      APPRECIATION/
                                                                  EXPIRATION  CONTRACTS   (DEPRECIATION)
                                                                  --------------------------------------
    Options Written
    U.S. Treasury Bond Future Put, Oct 98, Strike Price $125.00     Oct 98           8           $3
    U.S. Treasury Bond Future Put, Dec 98, Strike Price $124.00     Nov 98          23            9
    U.S. Treasury Bond Future Call, Mar 99, Strike Price $134.00    Feb 99          16          (19)
    Republic of Brazil Bond Call, Oct 98, Strike Price $60.3125     Oct 98         240            2
    Republic of Brazil Bond Call, Oct 98, Strike Price $60.125      Oct 98         190         N.M.
    Republic of Argentina Bond Call, Oct 98, Strike Price $81.30    Oct 98         171         N.M.
    Eurodollar Future Call, Mar 99, Strike Price $95.50             Mar 99          11         N.M.
                                                                                        ------------
                                                                                                 (5)

    Futures Contracts Purchased
    U.S. Treasury Note Futures                                      Dec 98          13            8

    Futures Contracts Written
    U.S. Treasury Note Futures                                      Dec 98          24          (94)
    U.S. Treasury Bond Futures                                      Dec 98           8           (3)
                                                                                        ------------
                                                                                            (97)

--------------------------------------------------------------------------------
 (A) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
 (B) Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
 (C) The coupon rates shown on variable-rate securities are the rates at September 30, 1998.
 (D) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
 (E) United States Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
 (F) Denominated in British Pounds
N.M. Not meaningful.
See Notes to Financial Statements

   STATEMENT OF OPERATIONS

   LM Institutional Fund Advisors I, Inc.
   Western Asset Core Plus Portfolio

   (Amounts in Thousands)


----------------------------------------------------------------------------------------------

                                                                         July 8, 1998(A)
                                                                                to
                                                                       September 30, 1998
                                                                       ------------------
                                                                          (Unaudited)
   INVESTMENT INCOME:
       Interest                                                                 $605
       Dividends                                                                   0
                                                                       --------------
           Total Income                                                          605

   EXPENSES:
       Management fee                                                             42
       Custodian fees                                                             14
       Transfer agent and shareholder servicing expense                            5
       Legal and audit fees                                                        4
       Registration fees                                                           3
       Reports to shareholders                                                     4
       Directors' fees                                                             2
       Other expenses                                                             15
                                                                       --------------
                                                                                  89
           Less fees waived                                                      (42)
                                                                       --------------

           Total expenses, net of waivers                                         47
                                                                       --------------

   NET INVESTMENT INCOME                                                         558

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
       Realized gain/(loss) on investment options and futures                    347
       Change in unrealized appreciation/(depreciation) of investments,
       options and futures                                                       704
                                                                       --------------

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                      1,051
                                                                       --------------

   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                             $1,609
                                                                       ==============

--------------------------------------------------------------------------------
(A) Commencement of operations.
See Notes to Financial Statements

    STATEMENT OF CHANGES IN NET ASSETS

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Plus Portfolio

    (Amounts in Thousands)


----------------------------------------------------------------------------------------------------------

                                                                                         July 8, 1998(A)
                                                                                                to
                                                                                        September 30, 1998
                                                                                        ------------------
                                                                                            (Unaudited)
    CHANGE IN NET ASSETS:
    Net investment income                                                                            $558
    Net realized gain/(loss) on investments, options and futures                                      347
    Change in unrealized appreciation/(depreciation) of investments, options and futures              704
                                                                                          ----------------
    Change in net assets resulting from operations                                                  1,609

    Distributions to shareholders from:
       Net investment income                                                                            0


    Change in net assets from
       Fund share transactions                                                                     56,726
                                                                                          ----------------

       Change in net assets                                                                        58,335

    NET ASSETS:

       Beginning of period                                                                             15
                                                                                          ----------------

       End of period (including undistributed
            net investment income of $558)                                                        $58,350
                                                                                          ================

--------------------------------------------------------------------------------
(A) Commencement of operations.
See Notes to Financial Statements

    FINANCIAL HIGHLIGHTS

    LM Institutional Fund Advisors I, Inc.
    Western Asset Core Plus Portfolio



    Contained below is per share operating performance data for a share of common stock outstanding through the period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

----------------------------------------------------------------------------------------------

                                                                     July 8, 1998(A)
                                                                            to
                                                                   September 30, 1998
                                                                   ------------------
                                                                       (Unaudited)
    PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period                                     $10.00
                                                                     ---------------
    Net investment income(B)                                                   0.10
    Net realized and unrealized gain/(loss)
         on investments, options and futures                                   0.18
                                                                     ---------------
    Total from investment operations                                          10.28
                                                                     ---------------
    Distributions to shareholders from:
         Net investment income                                                   --
         Net realized gain on investments                                        --
                                                                     ---------------
    Total distributions                                                          --
                                                                     ---------------
    Net asset value, end of period                                           $10.28
                                                                     ===============

    Total return(B)                                                           2.70%(C)

    RATIOS / SUPPLEMENTAL DATA:
    Ratios to average net assets:
         Expenses(B)                                                          0.50%(D)
         Net investment income(B)                                             5.95%(D)

    Portfolio turnover rate                                               1,217.48%(D)

    Net assets, end of period (in thousands)                                $58,350

--------------------------------------------------------------------------------
 (A) Commencement of operations.
 (B) Net of advisory fees waived pursuant to a volunatary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.95% for the period ended September 30, 1998.
 (C) Not Annualized
 (D) Annualized
See Notes to Financial Statements

    STATEMENT OF NET ASSETS

    LM Institutional Fund Advisors I, Inc.
    Western Asset Intermediate Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                         NET ASSETS  RATE       DATE      SHARES       VALUE
                                       --------------------------------------------------------
    CORPORATE BONDS AND NOTES             18.74%
    Banking and Finance                    7.23%
    Criimi Mae Trust 1                               6.77%    6/30/33       $707        $716
    Dryden Investor Trust                            7.16%    7/23/08      5,000       5,106(G)
    Ford Motor Credit Co.                            6.13%    4/28/03      1,580       1,637
    Heller Financial, Inc.                           6.66%    7/11/02      1,700       1,790
    IBJ Preferred Capital Co. LLC                    8.79%   12/29/49      3,990       2,908(G)
    J.P. Morgan & Company                            2.92%    2/15/12        710         642(F)
    Lehman Brothers, Inc.                            8.63%    2/26/99        400         404
    Lehman Brothers, Inc.                            7.63%     6/1/06      1,850       1,878
    Lehman Brothers, Inc.                            6.50%    4/15/08      1,040         989
    National Westminster Bancorp                     9.38%   11/15/03        290         339
    NationsBank Capital Trust III                    6.24%    1/15/27      1,300       1,253(C)
    Norwest Corporation                              5.75%   11/16/98        100         100
    SB Treasury Company LLC                          9.40%   12/29/49      4,390       3,730(G)
    Traveler's Group, Inc.                           6.25%    1/15/05      1,300       1,325
    United States Leasing International              8.75%    12/1/01        500         550
    United States Leasing International              6.63%    5/15/03      1,750       1,833
                                                                                   ----------
                                                                                      25,200
    Food and Beverage                      0.61%
    Philip Morris Companies, Inc.                    7.00%    7/15/05      2,000       2,138

    Gaming                                 1.43%
    Mirage Resorts Incorporated                      6.63%     2/1/05      1,500       1,466
    Mirage Resorts Incorporated                      6.75%     8/1/07      3,640       3,532
                                                                                   ----------
                                                                                       4,998
    Healthcare                             1.57%
    Columbia/HCA Healthcare Corporation              8.85%     1/1/07      5,020       5,459

    Media and Entertainment                6.09%
    Continental Cablevision Inc.                     8.30%    5/15/06      5,000       5,656
    News America Incorporated                        6.70%    5/21/04      3,570       3,718(C,G)
    TCI Communications Inc.                          8.00%     8/1/05      1,000       1,143
    Tele-Communications Incorporated                 9.25%    4/15/02      4,000       4,489

    LM Institutional Fund Advisors I, Inc.
    Western Asset Intermediate Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                         NET ASSETS  RATE       DATE      SHARES       VALUE
                                       --------------------------------------------------------
    CORPORATE BONDS AND NOTES
    Media and Entertainment (continued)
    Time Warner, Inc.                                9.13%    1/15/13     $2,000      $2,511
    Time Warner, Inc.                                7.25%   10/15/17      3,440       3,693
                                                                                   ----------
                                                                                      21,210
    Transportation                         1.81%
    Norfolk Southern Corporation                     7.35%    5/15/07      1,730       1,944
    Union Pacific Corporation                        7.60%     5/1/05      4,030       4,373
                                                                                   ----------
                                                                                       6,317
    TOTAL CORPORATE BONDS
         AND NOTES (IDENTIFIED COST $65,495)                                          65,322
    -----------------------------------------------------------------------------------------

    ASSET-BACKED SECURITIES                9.48%
    Fixed-rate Securities                  8.34%
    Bridgestone/Firestone Master Trust               6.17%     7/1/03      3,800       3,859
    Chevy Chase 1997 - A                             7.65%   12/20/07      2,473       2,483
    CS First Boston Mortgage Services                6.62%    9/25/09      4,000       4,064
    Fleetwood Credit Corp. Grantor Trust             6.75%    3/15/10      1,765       1,809
    Green Tree Financial Corporation                 6.90%    2/15/04      2,974       2,994
    Guaranteed Export Certificates                   6.13%    6/15/04      1,412       1,458
    Irwin Home Equity Corporation                    6.77%    7/15/06        766         772
    Lehman FHA Title 1 Loan Trust                    7.71%    8/25/17      1,611       1,662
    Long Beach Acceptance Auto Grantor Trust         6.85%   10/15/03      2,871       2,886(G)
    Mego Mortgage Home Loan Trust                    6.55%    9/25/07        139         139
    Mego Mortgage Home Loan Trust                    7.28%    9/25/16        880         890
    Mego Mortgage Home Loan Trust                    7.17%    5/25/23      1,700       1,721
    Premier Auto Trust 1996-3                        6.50%     3/6/00      2,450       2,455
    PSC Grantor Trust                                6.29%     6/8/05      1,857       1,876
                                                                                   ----------
                                                                                      29,068
    Indexed Securities                     0.87%
    Lehman Home Equity Loan Trust                    5.82%   12/15/27      1,082       1,082(F)
    Matterhorn One Limited Trust                     6.81%    1/21/06      1,100       1,109(F)
    Matterhorn One Limited Trust                     6.31%    6/21/06        855         859(F)
                                                                                   ----------
                                                                                       3,050

    LM Institutional Fund Advisors I, Inc.
    Western Asset Intermediate Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                         NET ASSETS  RATE       DATE      SHARES       VALUE
                                       --------------------------------------------------------
    ASSET-BACKED SECURITIES
    Stripped Securities                    0.27%
    Bay View Auto Trust                              3.15%   12/15/04      8,986         149(D1)
    Option One CTF Mortgage Loan Trust               3.25%    3/25/01      2,280          57(D1)
    Union Acceptance Corp.                           2.75%    5/10/04     43,003         718(D1)
                                                                                   ----------
                                                                                         924
    TOTAL ASSET-BACKED
         SECURITIES (IDENTIFIED COST $32,264)                                         33,042
    -----------------------------------------------------------------------------------------

    MORTGAGE-BACKED SECURITIES             6.30%
    Fixed-rate Securities                  4.67%
    Asset Securitization Corporation                 6.72%   11/12/26      2,495       2,568
    Chevy Chase Home Loan Trust                      7.15%    5/15/15        877         897
    Cityscape Home Equity Loan Trust                 7.40%    9/25/28      2,331       2,349(G)
    CPS Auto Grantor Trust                           6.30%    8/15/02        935         939(C)
    Donaldson, Lufkin & Jenrette Mortgage
      Acceptance Corp.                               6.86%   11/12/21      1,709       1,777
    Merrill Lynch Mortgage Investors, Inc.           9.70%    6/15/08        678         691
    Merrill Lynch Mortgage Investors, Inc.           9.65%    9/15/10      1,750       1,812
    Merrill Lynch Mortgage Investors, Inc.           6.69%   11/21/28      1,835       1,842
    Metropolitan Asset Funding, Inc.                 6.50%   11/20/01        150         150
    Metropolitan Asset Funding, Inc.                 6.95%    4/20/08      2,034       2,049
    Structured Asset Securities Corp.                7.75%    2/25/28      1,193       1,198
                                                                                   ----------
                                                                                      16,272
    Indexed Securities                     0.08%
    Resolution Trust Corporation                     6.52%    9/25/21        279         278(F)

    Stripped Securities                    0.18%
    CMC Securities Corp.                             0.00%    2/25/09        511         401(D2)
    Securitized Asset Sales, Inc.                    0.00%   12/25/10        269         216(D2)
                                                                                   ----------
                                                                                         617
    Variable-rate Securities               1.37%
    Housing Securities Inc.                          5.99%   11/25/26        542         536(C)
    Resolution Trust Corporation                     6.04%    7/25/20         51          50(C)
    Resolution Trust Corporation                     8.74%    3/25/21        923         937(C)
    Resolution Trust Corporation                     6.99%    6/25/24        600         599(C)
    Resolution Trust Corporation                     6.06%    1/25/27      1,188       1,177(C)
    Resolution Trust Corporation                     7.89%    9/25/29         92          95(C)
    Resolution Trust Corporation                     8.10%    9/25/29        601         623(C)

                                       29

    LM Institutional Fund Advisors I, Inc.
    Western Asset Intermediate Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                         NET ASSETS  RATE       DATE      SHARES       VALUE
                                       --------------------------------------------------------
    MORTGAGE-BACKED SECURITIES
    Variable-rate Securities (continued)
    Resolution Trust Corporation                     7.38%   12/25/29       $700        $700(C)
    Securitized Asset Sales, Inc.                    7.02%    8/25/33         60          60(C)
                                                                                   ----------
                                                                                       4,777
    TOTAL MORTGAGE-BACKED
         SECURITIES (IDENTIFIED COST $21,527)                                         21,944
    -----------------------------------------------------------------------------------------

    U.S. GOVERNMENT
         AND AGENCY OBLIGATIONS           30.04%
    Fixed-rate Securities                 24.20%
    United States Treasury Notes                     5.88%    9/30/02      6,920       7,301
    United States Treasury Notes                     5.63%   12/31/02      1,700       1,783
    United States Treasury Notes                     5.75%    4/30/03     37,261      39,439
    United States Treasury Notes                     5.50%    5/31/03      6,000       6,294
    United States Treasury Notes                     5.38%    6/30/03      5,820       6,086
    United States Treasury Notes                     5.75%    8/15/03      3,140       3,332
    United States Treasury Notes                     7.88%   11/15/04      3,300       3,906
    United States Treasury Notes                     7.00%    7/15/06     10,000      11,650
    United States Treasury Notes                     6.50%   10/15/06      1,610       1,828
    United States Treasury Notes                     6.63%    5/15/07      2,390       2,753
                                                                                   ----------
                                                                                      84,372
    Indexed Securities                     5.84%
    United States Treasury Bonds                     3.63%    4/15/28     11,614      11,581(E)
    United States Treasury Notes                     3.38%    1/15/07      4,326       4,262(E)
    United States Treasury Notes                     3.63%    1/15/08      4,485       4,499(E)
                                                                                   ----------
                                                                                      20,342
    TOTAL U.S. GOVERNMENT AND AGENCY
         OBLIGATIONS (IDENTIFIED COST $101,145)                                      104,714
    -----------------------------------------------------------------------------------------

    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES       21.64%
    Fixed-rate Securities                 16.39%
    Agricultural Mortgage (Farmer Mac)               7.92%    1/25/12      1,948       2,191
    Fannie Mae                                       7.00%     4/1/08      2,070       2,125
    Fannie Mae                                       7.00%     1/1/11        955         980
    Fannie Mae                                       7.00%     6/1/11        965         991

    LM Institutional Fund Advisors I, Inc.
    Western Asset Intermediate Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                         NET ASSETS  RATE       DATE      SHARES       VALUE
                                       --------------------------------------------------------
    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES
    Fixed-rate Securities (continued)
    Fannie Mae                                       7.00%     6/1/13       $991      $1,017
    Fannie Mae                                       6.00%     7/1/13         98          99
    Fannie Mae                                       6.50%     6/1/14      1,521       1,557
    Fannie Mae                                       7.00%     9/1/23     10,000      10,266(B)
    Fannie Mae                                       7.00%     1/1/28      1,935       1,989
    Fannie Mae                                       6.00%     4/1/28        496         496
    Fannie Mae                                       7.00%     5/1/28        963         991
    Fannie Mae                                       6.00%     6/1/28        990         989
    Fannie Mae                                       7.00%     6/1/28      3,973       4,084
    Fannie Mae                                       6.00%     7/1/28      3,973       3,968
    Fannie Mae                                       6.50%     7/1/28      4,863       4,945
    Fannie Mae                                       6.50%     7/1/28        792         805
    Fannie Mae                                       6.50%     7/1/28     13,751      13,983
    Fannie Mae                                       7.00%     7/1/28      1,673       1,720
    Freddie Mac                                      8.50%     7/1/06        117         120
    Freddie Mac                                      7.76%     5/1/12        290         321
    Freddie Mac                                      6.50%     6/1/13        412         423
    Freddie Mac                                      6.50%     6/1/14        698         718
    Freddie Mac                                      6.50%    11/1/15        406         412
    Freddie Mac                                      7.50%     4/1/17        353         365
    Freddie Mac                                      9.30%    4/15/19        978       1,054
    Government National Mortgage Association         9.50%    9/15/05        232         245
    Government National Mortgage Association         9.00%    6/15/06        275         286
    Government National Mortgage Association         7.00%    6/15/28          4           4
                                                                                   ----------
                                                                                      57,144
    Stripped Securities                    0.07%
    Fannie Mae                                       0.00%    5/25/22         18          17(D2)
    Fannie Mae                                       0.00%    5/25/22        195         169(D2)
    Freddie Mac                                     10.00%     3/1/21        192          49(D1)
                                                                                   ----------
                                                                                         235
    Variable-rate Securities               5.18%
    Fannie Mae                                       4.42%    3/13/02     12,720      12,306(C)
    Fannie Mae                                       6.29%     3/1/18        174         175(C)
    Freddie Mac                                      6.68%     1/1/19         86          87(C)

    LM Institutional Fund Advisors I, Inc.
    Western Asset Intermediate Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                         NET ASSETS  RATE       DATE      SHARES       VALUE
                                       --------------------------------------------------------
    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES
    Variable-rate Securities (continued)
    Government National Mortgage Association         7.00%    8/20/21       $465        $474(C)
    Government National Mortgage Association         6.88%    5/20/22      1,123       1,148(C)
    Government National Mortgage Association         6.88%    6/20/22      1,410       1,441(C)
    Government National Mortgage Association         6.88%    6/20/22        781         798(C)
    Government National Mortgage Association         7.00%    7/20/22      1,264       1,288(C)
    Government National Mortgage Association         7.00%    8/20/22        327         333(C)
                                                                                   ----------
                                                                                      18,050
    TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED SECURITIES (IDENTIFIED COST $74,364)                                  75,429
    -----------------------------------------------------------------------------------------

    YANKEE BONDS(A)                        4.87%
    Fixed-rate Securities                  4.87%
    Cable & Wireless Communications                  6.38%     3/6/03      3,920       4,008
    Petroliam Nasional Berhad                        6.63%   10/18/01      4,000       3,173(G)
    Petrozuata Finance, Inc.                         7.63%     4/1/09      3,150       3,006(G)
    YPF Sociedad Anonima                             7.50%   10/26/02      3,228       3,191(G)
    YPF Sociedad Anonmia                             7.00%   10/26/02      3,688       3,610(G)
                                                                                   ----------


    TOTAL YANKEE BONDS (IDENTIFIED COST $17,885)                                      16,988
    -----------------------------------------------------------------------------------------

    COMMON STOCKS
         AND EQUITY INTERESTS              3.54%
                                                                          Shares
                                                                          ------

    Black Rock 1999 Term Trust, Inc.                                          10          97
    Black Rock 2001 Term Trust, Inc.                                       1,340      12,063
    Black Rock Strategic Term Trust, Inc.                                     20         184
                                                                                   ----------

    TOTAL COMMON STOCKS AND EQUITY
         INTERESTS (IDENTIFIED COST $11,275)                                          12,344
    -----------------------------------------------------------------------------------------

    SHORT-TERM INVESTMENTS                 6.50%
    Corporate Bonds and Notes              0.06%
    General Motors Acceptance Corp.                  6.00%    12/7/98       $210        $210

    U.S. Government and Agency Obligations 0.26%
    Fannie Mae                                       5.00%    2/17/99        200         196

    LM Institutional Fund Advisors I, Inc.
    Western Asset Intermediate Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF               MATURITY    PAR /
                                         NET ASSETS  RATE       DATE      SHARES       VALUE
                                       --------------------------------------------------------
    SHORT-TERM INVESTMENTS
    U.S. Government and Agency Obligations (continued)
    Fannie Mae                                       5.20%    2/17/99       $539        $539
    United States Treasury Notes                     5.88%    3/31/99        150         151
                                                                                   ----------
                                                                                         886
    Yankee Bonds(A)                        0.10%
    Hydro - Quebec                                   7.74%    2/26/99        350         353

    Repurchase Agreement                   6.02%
    J.P. Morgan Securities, Inc.
         5.5% dated 9/30/98, to be repurchased at
         $20,995 on 10/01/98 (Collateral: $20,640
         Federal Home Loan Bank Medium-term Notes,
         6.03% due 10/10/99, value $22,034)                               20,992      20,992


    Options Purchased                      0.06%                      Actual Contracts
                                                                      ----------------

    Eurodollar Future Call, Apr 99, Strike Price $94.50                       31          61
    Eurodollar Futures Call, Jan 99, Strike Price $94.25                      92         152
    U.S. Treasury Bonds Futures Put, Dec 98,
         Strike Price $118.00                                                 89           1
                                                                                   ----------
                                                                                         214
    TOTAL SHORT-TERM INVESTMENTS
         (IDENTIFIED COST $22,478)                                                    22,655
    -----------------------------------------------------------------------------------------

    TOTAL INVESTMENTS
         (IDENTIFIED COST $346,433)      101.11%                                    $352,438

    OTHER ASSETS LESS LIABILITIES         (1.11)%                                     (3,869)
                                                                                   ----------

    NET ASSETS CONSISTING OF:
    Accumulated paid-in-capital applicable to
         31,479 shares outstanding                                      $333,147
    Under/(over) distributed net investment income                         5,167
    Undistributed net realized gain/(loss) on investments                  3,887
    Unrealized appreciation/(depreciation) on investments                  6,368
                                                                      -----------

    NET ASSETS                           100.00%                                    $348,569
                                                                                   ----------

    NET ASSET VALUE PER SHARE                                                         $11.07
                                                                                   ----------

    LM Institutional Fund Advisors I, Inc.
    Western Asset Intermediate Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

------------------------------------------------------------------------------------------------------

                                                                             ACTUAL      APPRECIATION/
                                                               EXPIRATION   CONTRACTS   (DEPRECIATION)
                                                           -------------------------------------------
    Options Written
    U.S. Treasury Bond Future Call, Dec 98, Strike Price $136.00   Nov 98         126           ($18)
    Eurodollar Future Call, Mar 99, Strike Price $95.50            Mar 99           7            N.M.
                                                                                           -----------
                                                                                                 (18)
    Futures Contracts Purchased
    U.S. Treasury Note Futures                                     Dec 98          36             82
    U.S. Treasury Note Futures                                     Dec 98         201            331
    Eurodollar Futures                                             Jun 99          57             47
                                                                                           -----------
                                                                                                 460
    Futures Contracts Written
    U.S. Treasury Bond Futures                                     Dec 98          72            (79)

--------------------------------------------------------------------------------
 (A) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
 (B) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
 (C) The coupon rates shown on variable-rate securities are the rates at September 30, 1998.
 (D) Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
 (E) United States Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
 (F) Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Global Telecom Basket (GTB) Index or the one year Treasury Bill rate. The coupon rate is the rate as of September 30, 1998.
 (G) Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
N.M. Not meaningful
See Notes to Financial Statements

   STATEMENT OF OPERATIONS

   LM Institutional Fund Advisors I, Inc.
   Western Asset Intermediate Portfolio

   (Amounts in Thousands)

---------------------------------------------------------------------------------------------

                                                                     For the Six
                                                                     Months Ended
                                                                  September 30, 1998
                                                                  ------------------
                                                                      (Unaudited)
   INVESTMENT INCOME:
     Interest                                                               $10,118
     Dividends                                                                  267
                                                                  ------------------
      Total Income                                                           10,385

   EXPENSES:
     Management fee                                                             678
     Custodian fees                                                              56
     Registration fees                                                           40
     Legal and audit fees                                                        21
     Directors' fees                                                             10
     Reports to shareholders                                                      9
     Organization expense                                                         6
     Transfer agent and shareholder servicing expense                             2
     Other expenses                                                              42
                                                                  ------------------
                                                                                864
      Less fees waived                                                         (102)
                                                                  ------------------

      Total expenses, net of waivers                                            762
                                                                  ------------------


   NET INVESTMENT INCOME                                                      9,623

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Realized gain/(loss) on investments, options and futures                 3,976
     Change in unrealized appreciation/(depreciation) of
      investments, options and futures                                        5,279
                                                                  ------------------


   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                     9,255
                                                                  ------------------

   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                           $18,878
                                                                  ------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements

    STATEMENT OF CHANGES IN NET ASSETS

    LM Institutional Fund Advisors I, Inc.
    Western Asset Intermediate Portfolio


    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------


                                               For the Six      For the Nine     For the Year
                                               Months Ended     Months Ended        Ended
                                           September 30, 1998  March 31, 1998(A) June 30, 1997
                                           ---------------------------------------------------
                                               (Unaudited)
    CHANGE IN NET ASSETS:
    Net investment income                           $9,623         $10,959         $10,304
    Net realized gain/(loss) on investments,
        options and futures                          3,976           4,484           1,450
    Change in unrealized appreciation/(depreciation)
        of investments, options and futures          5,279             266           1,322
                                           ----------------   -------------   -------------
    Change in net assets resulting
        from operations                             18,878          15,709          13,076

    Distributions to shareholders from:
        Net investment income                       (8,412)        (10,136)         (8,020)
        Net realized gain on investments            (3,136)         (2,146)           (993)

    Change in net assets from
        Fund share transactions                     47,708          65,607         154,355
                                           ----------------   -------------   -------------

        Change in net assets                        55,038          69,034         158,418


    NET ASSETS:
        Beginning of period                        293,531         224,497          66,079
                                           ----------------   -------------   -------------


        End of period (including
             undistributed net investment
             income of $5,167, $3,956 and
             $3,165, respectively)                $348,569        $293,531        $224,497
                                           ================   =============   =============

--------------------------------------------------------------------------------
(A) The year end for LM Institutional Fund Advisors I, Inc. - Western Asset Intermediate Portfolio has been changed from June 30 to March 31.
See Notes to Financial Statements

   FINANCIAL HIGHLIGHTS(A)

   LM Institutional Fund Advisors I, Inc.
   Western Asset Intermediate Portfolio


   Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

----------------------------------------------------------------------------------------------

                                                   For the Six            For the Nine
                                                  Months Ended            Months Ended
                                               September 30, 1998       March 31, 1998(E)
                                               ------------------       -----------------
                                                   (Unaudited)
   PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                   $10.85                  $10.72
                                                 ----------------        ----------------
   Net investment income(B)                                 0.28                    0.46
   Net realized and unrealized gain/(loss)
      on investments, options and futures                   0.32                    0.23
                                                 ----------------        ----------------

   Total from investment operations                         0.60                    0.69
                                                 ----------------        ----------------
   Distributions to shareholders from:
      Net investment income                                (0.27)                  (0.46)
      Net realized gain on investments                     (0.11)                  (0.10)
                                                 ----------------        ----------------
   Total distributions                                     (0.38)                  (0.56)
                                                 ----------------        ----------------
   Net asset value, end of period                         $11.07                  $10.85
                                                 ================        ================

   Total return(B)                                         5.57%(C)                6.59%(C)

   RATIOS / SUPPLEMENTAL DATA:
   Ratios to average net assets
      Expenses(B)                                          0.45%(D)                0.45%(D)
      Net investment income(B)                             6.10%(D)                5.78%(D)

   Portfolio turnover rate                               527.90%(D)              401.40%(D)

   Net assets, end of period (in thousands)             $348,569                $293,531

--------------------------------------------------------------------------------
(A) All per share figures reflect the 10 for 1 stock split which occurred on May 29, 1998.
(B) Net of fees waived pursuant to a voluntary expense limitation of 0.50% until August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.51% for the six months ended September 30, 1998, 0.52% for the nine months ended March 31, 1998, and 0.55%, 1.03% and 1.60% for the years ended June 30, 1997, 1996 and
    1995, respectively.
(C) Not annualized
(D) Annualized
(E) The year end for LM Institutional Fund Advisors I, Inc. - Western Asset Intermediate Portfolio has been changed from June 30 to March 31.
See Notes to Financial Statements

   LM Institutional Fund Advisors I, Inc.
   Western Asset Intermediate Portfolio


-----------------------------------------------------------------------------------------------


                                                        For the Years Ended June 30,
                                               -------------------------------------------
                                                  1997            1996            1995
                                               -------------------------------------------
   PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period            $10.48          $10.74          $10.00
                                               -----------     -----------     -----------
   Net investment income(B)                          0.55            0.54            0.39
   Net realized and unrealized gain/(loss)
      on investments, options and futures            0.30           (0.01)           0.60
                                               -----------     -----------     -----------

   Total from investment operations                  0.85            0.53            0.99
                                               -----------     -----------     -----------
   Distributions to shareholders from:
      Net investment income                         (0.54)          (0.54)          (0.24)
      Net realized gain on investments              (0.07)          (0.25)          (0.01)
                                               -----------     -----------     -----------
   Total distributions                              (0.61)          (0.79)          (0.25)
                                               -----------     -----------     -----------
   Net asset value, end of period                  $10.72          $10.48          $10.74
                                               ===========     ===========     ===========

   Total return(B)                                  8.32%           5.15%          10.08%

   RATIOS / SUPPLEMENTAL DATA:
   Ratios to average net assets:
      Expenses(B)                                   0.45%           0.50%           0.50%
      Net investment income(B)                      6.33%           6.28%           6.11%

   Portfolio turnover rate                        419.26%         841.29%         764.45%

   Net assets, end of period (in thousands)      $224,497         $66,079         $20,313

--------------------------------------------------------------------------------
(A) All per share figures reflect the 10 for 1 stock split which occurred on May 29, 1998.
(B) Net of fees waived pursuant to a voluntary expense limitation of 0.50% until August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.51% for the six months ended September 30, 1998, 0.52% for the nine months ended March 31, 1998, and 0.55%, 1.03% and 1.60% for the years ended June 30, 1997, 1996 and
    1995, respectively.
(C) Not annualized
(D) Annualized
(E) The year end for LM Institutional Fund Advisors I, Inc. - Western Asset Intermediate Portfolio has been changed from June 30 to March 31.
See Notes to Financial Statements

    STATEMENT OF NET ASSETS

    LM Institutional Fund Advisors I, Inc.
    Western Asset Limited Duration Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF              MATURITY    PAR /
                                         NET ASSETS  RATE      DATE      SHARES       VALUE
                                       --------------------------------------------------------
    CORPORATE BONDS AND NOTES             16.13%
    Banking and Finance                   14.67%
    Associates Corporation North America            6.38%    8/15/00     $1,500       $1,532
    Bankamerica Capital III                         6.26%    1/15/27        500          485(B)
    Chase Capital IV                                6.31%     8/1/28        600          593(E)
    Criimi Mae Trust 1                              6.77%    6/30/33        253          256(F)
    Dryden Investor Trust                           7.16%    7/23/08        800          817(F)
    First National Bank                             6.50%    1/14/00        500          507
    IBJ Preferred Capital Co. LLC                   8.79%   12/29/49        270          197(F)
    IBM Credit Corporation                          5.79%    3/20/00      1,000        1,012
    MCN Investment Corporation                      6.30%     4/2/01        800          809(B)
    SB Treasury Company LLC                         9.40%   12/29/49        270          229(F)
                                                                                  -----------
                                                                                       6,437
    Food and Beverage                      1.46%
    Philip Morris Companies, Inc.                   6.95%     6/1/06        600          638

    TOTAL CORPORATE BONDS AND
         NOTES (IDENTIFIED COST $7,042)                                                7,075
    -----------------------------------------------------------------------------------------

    ASSET-BACKED SECURITIES               18.53%
    Fixed-rate Securities                 15.39%
    Bridgestone/Firestone Master Trust              6.17%     7/1/03        500          508
    FASCO Auto Grantor Trust 1996-1                 6.65%   11/15/01        110          111
    Fleetwood Credit Corp. Grantor Trust            6.75%    3/15/10        379          389
    Global Rated Eligible Asset Trust               7.09%    1/15/02        543          544
    Green Tree Financial Corporation                6.90%    2/15/04        472          475
    Green Tree Home Improvement Loan Trust          8.10%   10/15/14      1,364        1,366
    Irwin Home Equity Corporation                   6.65%    4/15/05         62           62
    Long Beach Acceptance Auto Grantor Trust        6.69%    9/25/04        650          653(F)
    Long Beach Acceptance Auto Grantor Trust        6.85%   10/25/03        478          481(F)
    Merrill Lynch Mortgage Investors,  Inc.         9.20%    1/15/11         22           22
    Onyx Acceptance Grantor Trust                   6.35%   10/15/03        292          296
    Summit Acceptance Auto Investment LLC           6.11%    7/15/04        918          932(F)
    UAF Auto Grantor Trust                          6.10%    6/15/04        901          910
                                                                                  -----------
                                                                                       6,749

    LM Institutional Fund Advisors I, Inc.
    Western Asset Limited Duration Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF              MATURITY    PAR /
                                         NET ASSETS  RATE      DATE      SHARES       VALUE
                                       --------------------------------------------------------
    ASSET-BACKED SECURITIES
    Indexed Securities                     2.13%
    Matterhorn One Limited Trust                    6.31%    1/21/06       $427         $430(E,F)
    Matterhorn One Limited Trust                    6.81%    1/21/06        500          504(E,F)
                                                                                  -----------
                                                                                         934
    Stripped Securities                    1.01%
    EquiCreditCorp Home Equity Loan Trust           2.50%    9/15/00      9,000          445(C1)

    TOTAL ASSET-BACKED
         SECURITIES (IDENTIFIED COST $8,127)                                           8,128
    -----------------------------------------------------------------------------------------

    MORTGAGE-BACKED SECURITIES            12.84%
    Fixed-rate Securities                  7.78%
    Chevy Chase Home Loan Trust                     6.55%    1/20/18        568          577
    Cityscape Home Equity Loan Trust                7.40%    9/25/28        666          671(F)
    International Mortgage Acceptance Corporation  12.25%     3/1/14        167          188
    J.P. Morgan Commercial Mortgage Finance Corp.   6.94%   12/26/28        397          409
    Merrill Lynch Mortgage Investors, Inc.          6.69%   11/21/28        226          227
    Metropolitan Asset Funding, Inc.                6.60%   12/20/10        500          507(F)
    Morgan Stanley Capital I Incorporated           6.85%    2/15/20        431          438
    Structured Asset Securities Corp.               7.75%    2/25/28        398          399
                                                                                  -----------
                                                                                       3,416
    Variable-rate Securities               5.06%
    CBA Mortgage Corporation                        7.76%   12/25/03        500          510(B)
    Merrill Lynch Mortgage Investors, Inc.          6.54%    9/15/17        897          919(B,F)
    Resolution Trust Corporation                    7.04%    5/25/29        783          790(B)
                                                                                  -----------
                                                                                       2,219
    TOTAL MORTGAGE-BACKED
         SECURITIES (IDENTIFIED COST $5,574)                                           5,635
    -----------------------------------------------------------------------------------------

    U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS               25.65%
    Fixed-rate Securities                 22.18%
    United States Treasury Notes                    5.38%    2/15/01      3,900        3,989
    United States Treasury Notes                    6.50%    5/31/02        900          964
    United States Treasury Notes                    5.63%   12/31/02        200          210
    United States Treasury Notes                    5.75%    4/30/03      2,990        3,160
    United States Treasury Notes                    5.75%    8/15/03      1,330        1,411
                                                                                  -----------
                                                                                       9,734

    LM Institutional Fund Advisors I, Inc.
    Western Asset Limited Duration Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF              MATURITY    PAR /
                                         NET ASSETS  RATE      DATE      SHARES       VALUE
                                       --------------------------------------------------------
    U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS
    Indexed Securities                     3.47%
    United States Treasury Bonds                    3.63%    4/15/28        $20          $20(D)
    United States Treasury Notes                    3.38%    1/15/07      1,349        1,329(D)
    United States Treasury Notes                    3.63%    1/15/08        172          173(D)
                                                                                  -----------
                                                                                       1,522
    TOTAL U.S. GOVERNMENT AND AGENCY
         OBLIGATIONS (IDENTIFIED COST $11,057)                                        11,256
    -----------------------------------------------------------------------------------------

    U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED SECURITIES        9.00%
    Fixed-rate Securities                  4.82%
    Fannie Mae                                      7.00%     1/1/13        299          307
    Fannie Mae                                      7.00%     1/1/13        995        1,021
    Fannie Mae                                      7.00%     8/1/13        355          365
    Fannie Mae                                      7.00%    10/1/13        300          308(G)
    Freddie Mac                                    10.15%    4/15/06         62           63
    Government National Mortgage Association        9.25%    3/15/01         51           52
                                                                                  -----------
                                                                                       2,116
    Indexed Securities                     3.21%
    Fannie Mae                                      5.34%    3/13/02      1,220        1,180(E)
    Government National Mortgage Association        7.00%    8/20/22        224          229(E)
                                                                                  -----------
                                                                                       1,409
    Variable-rate Securities               0.97%
    Government National Mortgage Association        7.00%    9/20/20        414          423(B)

    TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED SECURITIES (IDENTIFIED COST $3,941)                                    3,948
    -----------------------------------------------------------------------------------------

    YANKEE BONDS(A)                        4.93%
    Fixed-rate Securities                  3.14%
    Cable & Wireless Communications                 6.38%     3/6/03        420          430
    Petroliam Nasional Berhad                       6.63%   10/18/01        350          278(F)
    Petroliam Nasional Berhad                       6.88%     7/1/03        300          224(F)
    YPF Sociedad Anonima                            7.50%   10/26/02        452          447
                                                                                  -----------
                                                                                       1,379

    LM Institutional Fund Advisors I, Inc.
    Western Asset Limited Duration Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                           % OF              MATURITY    PAR /
                                         NET ASSETS  RATE      DATE      SHARES       VALUE
                                       --------------------------------------------------------
    YANKEE BONDS(A)
    Indexed Securities                     1.79%
    Nordbanken                                      6.09%    3/29/49       $800         $783(E)

    TOTAL YANKEE BONDS
         (IDENTIFIED COST $2,278)                                                     $2,162
    -----------------------------------------------------------------------------------------

    COMMON STOCKS
         AND EQUITY INTERESTS              4.81%                         Shares
                                                                         ------
    Black Rock 2001 Term Trust, Inc.                                        232        2,088
    Black Rock Strategic Term Trust, Inc.                                     3           23
                                                                                  -----------

    TOTAL COMMON STOCKS AND EQUITY
         INTERESTS (IDENTIFIED COST $2,003)                                            2,111
    -----------------------------------------------------------------------------------------

    SHORT-TERM INVESTMENTS                 8.32%
    Corporate Notes                        3.20%
    Lehman Brothers Holdings Incorporated           6.40%   12/27/99       $900          905
    Time Warner PATS                                4.90%    7/29/99        500          498(F)
                                                                                  -----------
                                                                                       1,403
    U.S. Government and Agency Obligations 0.45%
    Fannie Mae                                      5.20%    2/17/99        200          196

    Repurchase Agreement                   4.62%
    J.P. Morgan Securities, Inc.
         5.5% dated 9/30/98, to be repurchased at $2,026 on
         10/1/98 (Collateral: $1,910 Fannie Mae Medium-
         term Notes, 6.22% due 3/13/06, value $2,072)                     2,026        2,026

    Options Purchased                      0.05%                     Actual Contracts
                                                                     ----------------
    Eurodollar Future Call, Jan 99, Strike Price $94.25                      10           16
    Eurodollar Future Call, Apr 99, Strike Price $94.50                       4            8
    U.S. Treasury Bond Put, Dec 98, Strike Price $118.00                     10         N.M.
                                                                                  -----------
                                                                                          24
    TOTAL SHORT-TERM INVESTMENTS
         (IDENTIFIED COST $3,609)                                                      3,649
    -----------------------------------------------------------------------------------------

    LM Institutional Fund Advisors I, Inc.
    Western Asset Limited Duration Portfolio

    September 30, 1998 (Unaudited)
    (Amounts in Thousands)

----------------------------------------------------------------------------------------------------

                                           % OF              MATURITY    PAR /
                                         NET ASSETS  RATE      DATE      SHARES             VALUE
                                       -------------------------------------------------------------
    TOTAL INVESTMENTS
         (IDENTIFIED COST $43,631)       100.21%                                            $43,964

    OTHER ASSETS LESS LIABILITIES         (0.21)%                                               (93)
                                                                                         -----------

    NET ASSETS CONSISTING OF:
    Accumulated paid-in-capital applicable to
         4,232 shares outstanding                                       $42,636
    Under/(over) distributed net investment income                          674
    Undistributed net realized gain/(loss) on investments                   255
    Unrealized appreciation/(depreciation) on investments                   306
                                                                     -----------

    NET ASSETS                           100.00%                                            $43,871
                                                                                         -----------

    NET ASSET VALUE PER SHARE                                                                $10.37
                                                                                         -----------

                                                                            ACTUAL     APPRECIATION/
                                                               EXPIRATION  CONTRACTS  (DEPRECIATION)
                                                               -------------------------------------
    Options Written
    U.S. Treasury Note Future Call, Dec 98, Strike Price $111.50   Nov 98         13           ($43)
    U.S. Treasury Bond Future Call, Dec 98, Strike Price $136.00   Nov 98         14             (2)
    Eurodollar Futures Call, Mar 99, Strike Price $95.50           Mar 99          1            N.M.
                                                                                         -----------
                                                                                                (45)
    Futures Contracts Purchased
    U.S. Treasury Note Futures                                     Dec 98         22             22
    Eurodollar Futures                                             Jun 99          7              6
                                                                                         -----------
                                                                                                 28
    Futures Contracts Written
    US Treasury Bond Futures                                       Dec 98          9            (10)

--------------------------------------------------------------------------------
 (A) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
 (B) The coupon rates shown on variable rate securities are the rates at September 30, 1998.
 (C) Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
 (D) United States Treasury Inflation-Indexed Securities - U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
 (E) Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Global Telecom Basket (GTB) Index or the one year Treasury Bill rate. The coupon rate is the rate as of September 30, 1998.
 (F) Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to the rule except to qualified institutional buyers.
 (G) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
N.M. Not Meaningful.
See Notes to Financial Statements

   STATEMENT OF OPERATIONS

   LM Institutional Fund Advisors I, Inc.
   Western Asset Limited Duration Portfolio

   (Amounts in Thousands)


----------------------------------------------------------------------------------------------

                                                                       For the Six
                                                                      Months Ended
                                                                   September 30, 1998
                                                                   ------------------
                                                                       (Unaudited)
   INVESTMENT INCOME:
      Interest                                                                $1,474
      Dividends                                                                   48
                                                                     ----------------
          Total income                                                         1,522


   EXPENSES:
      Management fee                                                              83
      Custodian fees                                                              34
      Registration fees                                                           16
      Legal and audit fees                                                        15
      Organization expense                                                         8
      Directors' fees                                                              7
      Reports to shareholders                                                      4
      Transfer agent and shareholder servicing                                     1
      Other expenses                                                              34
                                                                     ----------------
                                                                                 202
          Less fees waived and expenses reimbursed                              (107)
                                                                     ----------------
          Total expenses, net of waivers and reimbursements                       95
                                                                     ----------------

   NET INVESTMENT INCOME                                                       1,427

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

      Realized gain/(loss) on investments, options and futures                   251
      Change in unrealized appreciation/(depreciation)
          of investments, options and futures                                    155
                                                                     ----------------

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                        406
                                                                     ----------------

   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                             $1,833
                                                                     ================

--------------------------------------------------------------------------------
See Notes to Financial Statements

   STATEMENT OF CHANGES IN NET ASSETS

   LM Institutional Fund Advisors I, Inc.
   Western Asset Limited Duration Portfolio

   (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                                    For the Six         For the Nine      For the Year
                                                    Months Ended        Months Ended          Ended
                                                 September 30, 1998   March 31, 1998(A)   June 30, 1997
                                                 ------------------   -----------------   -------------
                                                   (Unaudited)
   CHANGE IN NET ASSETS:
   Net investment income                                     $1,427             $1,472           $1,259
   Net realized gain/(loss) on
      investments, options and futures                          251                132              140
   Change in unrealized appreciation/(depreciation)
      of investments, options and futures                       155                138               26
                                                     ---------------   ----------------   --------------
   Change in net assets resulting
      from operations                                         1,833              1,742            1,425

   Distributions to shareholders from:
      Net investment income                                  (1,241)            (1,337)          (1,012)
      Net realized gain on investments                         (121)              (103)             (60)

   Change in net assets from
      Fund share transactions                                (6,971)            23,532           10,074
                                                     ---------------   ----------------   --------------

      Change in net assets                                   (6,500)            23,834           10,427


   NET ASSETS:
      Beginning of period                                    50,371             26,537           16,110
                                                     ---------------   ----------------   --------------

      End of period (including
         undistributed net investment
         income of $674, $488 and
         $134, respectively)                                $43,871            $50,371          $26,537
                                                     ===============   ================   ==============

--------------------------------------------------------------------------------
(A) The year end for LM Institutional Fund Advisors I, Inc. - Western Asset Limited Duration Portfolio has been changed from June 30 to March 31.
See Notes to Financial Statements

   FINANCIAL HIGHLIGHTS(A)

   LM Institutional Fund Advisors I, Inc.
   Western Asset Limited Duration Portfoio


   Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

-----------------------------------------------------------------------------------------------

                                                  For the                    For the
                                             Six Months Ended           Nine Months Ended
                                            September 30, 1998          March 31, 1998(B)
                                            ------------------          -----------------
                                                (Unaudited)
   PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period(D)              $10.27                     $10.24
                                             ------------------          -----------------
   Net investment income(D)                               0.35                       0.43
   Net realized and unrealized gain/(loss)
      on investments, options and futures                 0.07                       0.11
                                             ------------------          -----------------
   Total from investment operations                       0.42                       0.54
                                             ------------------          -----------------
   Distributions to shareholders from:
      Net investment income                              (0.29)                     (0.47)
      Net realized gain on investments                   (0.03)                     (0.04)
                                             ------------------          -----------------
   Total distributions                                   (0.32)                     (0.51)
                                             ------------------          -----------------
   Net asset value, end of period                       $10.37                     $10.27
                                             ==================          =================

   Total return(D)                                       4.00%(E)                   5.42%(E)

   RATIOS / SUPPLEMENTAL DATA:
   Ratios to average net assets:
      Expenses(D)                                        0.40%(F)                   0.40%(F)
      Net investment income(D)                           6.02%(F)                   5.82%(F)

   Portfolio turnover rate                             262.97%(F)                 373.00%(F)

   Net assets, end of period (in thousands)            $43,871                    $50,371

--------------------------------------------------------------------------------
(A) All per share figures reflect the 10 for 1 stock split which occurred on May 29, 1998.
(B) The year end for LM Institutional Fund Advisors I, Inc. - Western Asset Limited Duration Portfolio has been changed from June 30 to March 31.
(C) Commencement of operations.
(D) Net of fees waived pursuant to a voluntary expense limitation of 0.50% through August 5, 1996 and 0.40% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.85% for the six months ended September 30, 1998, 0.95% for the nine months ended March 31, 1998, 1.21% for the year ended June 30, 1997, and 0.80% for the period ended June 30, 1996.
(E) Not annualized
(F) Annualized
See Notes to Financial Statements

     LM Institutional Fund Advisors I, Inc.
     Western Asset Limited Duration Portfoio




----------------------------------------------------------------------------------------------------------------------------------

                                                                           For the                            May 1, 1996(C)
                                                                         Year Ended                                 to
                                                                        June 30, 1997                         June 30, 1996
                                                                  --------------------------             -------------------------
     PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period(D)                                         $10.08                                $10.00
                                                                  --------------------------             -------------------------
     Net investment income(D)                                                          0.60                                  0.09
     Net realized and unrealized gain/(loss)
             on investments, options and futures                                       0.13                                 (0.01)
                                                                  --------------------------             -------------------------
     Total from investment operations                                                  0.73                                  0.08
                                                                  --------------------------             -------------------------
     Distributions to shareholders from:
             Net investment income                                                    (0.53)                                   --
             Net realized gain on investments                                         (0.04)                                   --
                                                                  --------------------------             -------------------------
     Total distributions                                                              (0.57)                                   --
                                                                  --------------------------             -------------------------
     Net asset value, end of period                                                  $10.24                                $10.08
                                                                  ==========================             =========================

     Total return(D)                                                                  7.42%                                 0.76%(E)

     RATIOS / SUPPLEMENTAL DATA:
     Ratios to average net assets:
             Expenses(D)                                                              0.41%                                 0.50%(F)
             Net investment income(D)                                                 6.24%                                 5.58%(F)

     Portfolio turnover rate                                                        435.47%                             1,042.00%(F)

     Net assets, end of period  (in thousands)                                      $26,537                               $16,110

--------------------------------------------------------------------------------
 (A) All per share figures reflect the 10 for 1 stock split which occurred on May 29, 1998.
 (B) The year end for LM Institutional Fund Advisors I, Inc. - Western Asset Limited Duration Portfolio has been changed from June 30 to March 31.
 (C) Commencement of operations.
 (D) Net of fees waived pursuant to a voluntary expense limitation of 0.50% through August 5, 1996 and 0.40% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.85% for the six months ended September 30, 1998, 0.95% for the nine months ended March 31, 1998, 1.21% for the year ended June 30, 1997, and 0.80% for the period ended June 30, 1996.
 (E) Not annualized
 (F) Annualized
See Notes to Financial Statements

   PORTFOLIO OF INVESTMENTS

   LM Institutional Fund Advisors I, Inc.
   Western Asset Non-U.S. Fixed Income Portfolio

   September 30, 1998 (Unaudited)
   (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                     % OF              MATURITY
                                   NET ASSETS  RATE      DATE   CURRENCY     PAR      VALUE
                                 --------------------------------------------------------------
   LONG-TERM DEBT SECURITIES        58.87%
   British Sterling                  7.29%
   Bayerische Hypotheken Bank                  7.00%  2/25/00       GBP       350       $596
   United Kingdom Treasury Stock               8.00%  12/7/15       GBP       500      1,164
   United Kingdom Treasury Stock               7.00%   6/7/02       GBP       950      1,707
   Welcome Break Financial, PLC                8.28%   9/1/17       GBP       400        790
                                                                                  -----------
                                                                                       4,257
   Danish Krone                      7.08%
   Kingdom of Denmark                          7.00% 11/15/07       DKK     6,750      1,249
   Unikredit Realkredit                        6.00%  10/1/29       DKK    19,000      2,886
                                                                                  -----------
                                                                                       4,135
   Dutch Guilder                     3.71%
   Netherlands Government                      5.50%  1/15/28       NLG     3,700      2,166

   German Deutschmark               24.15%
   Deutsche Bundesrepublik                     4.50%  5/17/02       DEM     1,600        990
   Deutsche Bundesrepublik                     4.50%  5/19/03       DEM     1,200        746
   Deutsche Bundesrepublik                     6.75%  7/15/04       DEM     6,700      4,622
   Deutsche Bundesrepublik                     4.75%   7/4/08       DEM    12,100      7,739
                                                                                  -----------
                                                                                      14,097
   Italian Lira                     14.65%
   Buoni del Tesoro Poliennali                 4.75%   5/1/03       ITL 6,300,000      3,945
   Buoni del Tesoro Poliennali                 6.00%  11/1/07       ITL 4,550,000      3,092
   Buoni del Tesoro Poliennali                 6.50%  11/1/27       ITL 2,100,000      1,515
                                                                                  -----------
                                                                                       8,552
   New Zealand Dollar                1.99%
   Government of New Zealand                   7.00%  7/15/09       NZD     2,100      1,160

   TOTAL LONG-TERM DEBT SECURITIES
        (IDENTIFIED COST $32,098)                                                     34,367
   ------------------------------------------------------------------------------------------

   SHORT-TERM INVESTMENTS           47.09%
   Foreign Governments               2.94%
   Buoni del Tesoro Poliennali                 8.50%   8/1/99       ITL 2,750,000      1,718

   U.S. Government Agency and
     Obligations                    35.58%
   United States Treasury Bills                4.26% 12/31/98       USD    21,000     20,774

   LM Institutional Fund Advisors I, Inc.
   Western Asset Non-U.S. Fixed Income Portfolio

   September 30, 1998 (Unaudited)
   (Amounts in Thousands)

-----------------------------------------------------------------------------------------------

                                     % OF              MATURITY
                                   NET ASSETS  RATE      DATE    CURRENCY        PAR          VALUE
                                 -------------------------------------------------------------------
   SHORT-TERM INVESTMENTS
   Repurchase Agreement              8.57%
   State Street Bank & Trust Company
        4.25% dated 9/30/98, to be repurchased                        USD     $5,000         $5,000
        at $5,001 on 10/1/98 (Collateral: $5,095
        Federal Home Loan Bank Bond, 5.56%
        due 8/24/00, value $5,181)

   TOTAL SHORT-TERM INVESTMENTS
        (IDENTIFIED COST $27,369)                                                            27,492
   -------------------------------------------------------------------------------------------------

   TOTAL INVESTMENTS
        (IDENTIFIED COST $59,467)  105.96%                                                  $61,859



                                                                            ACTUAL    APPRECIATION/
                                                     EXPIRATION  CURRENCY  CONTRACTS (DEPRECIATION)
                                                     -----------------------------------------------
   Futures Contracts Purchased
   U.K. Long Gilt Government Bond Futures                Dec 98       GBP         82           $107
                                                                                         -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements

   STATEMENT OF ASSETS AND LIABILITIES

   LM Institutional Fund Advisors I, Inc.
   Western Asset Non-U.S. Fixed Income Portfolio

   September 30, 1998 (Unaudited)
   (Amounts in Thousands)

-----------------------------------------------------------------------------------------------
   ASSETS
   Investments at value (Identified Cost - $32,098)                            $34,367
   Cash and short-term investments, at cost                                     49,615
   Receivable for:
          Investments sold                                                          38
          Variation margin                                                         121
   Interest receivable                                                             700
   Unrealized appreciation of forward currency contracts                           144
   Other assets                                                                     39
                                                                              ---------
          Total assets                                                          85,024

   LIABILITIES
   Payable for investments purchased                                            25,963
   Unrealized depreciation of forward currency contracts                           628
   Due to manager                                                                    3
   Accrued expenses                                                                 48
                                                                              ---------
          Total liabilities                                                     26,642
                                                                              ---------
   Net assets                                                                  $58,382
                                                                              =========


   ANALYSIS OF NET ASSETS
   Common stock at par value $.001 per share, authorized
          1,000,000 shares: issued and outstanding 5,601 shares                      6
   Accumulated paid-in capital                                                  56,009
   Under/(over) distributed net investment income                                  551
   Accumulated net realized gain/(loss) on investments,
          forward currency contracts and currency transactions                    (200)
   Unrealized appreciation/(depreciation) of investments,
          forward currency contracts and currency translations                   2,016
                                                                              ---------
   Net assets                                                                  $58,382
                                                                              =========


   NET ASSET VALUE PER SHARE                                                    $10.42
                                                                              =========

--------------------------------------------------------------------------------
See Notes to Financial Statements

    STATEMENT OF OPERATIONS

    LM Institutional Fund Advisors I, Inc.
    Western Asset Non-U.S. Fixed Income Portfolio

    (Amounts in Thousands)

----------------------------------------------------------------------------------------------

                                                                   July 15, 1998(A)
                                                                           to
                                                                  September 30, 1998
                                                                  -------------------
                                                                       (Unaudited)
    INVESTMENT INCOME:
         Interest (Net of foreign taxes of $5)                                  $611
                                                                     ----------------

    EXPENSES:
         Management fee                                                           53
         Custodian fees                                                           36
         Legal and audit fees                                                      8
         Registration fees                                                         6
         Directors' fees                                                           3
         Reports to shareholders                                                   1
                                                                     ----------------
                                                                                 107
          Less fees waived                                                       (47)
                                                                     ----------------
          Total expenses, net of waivers                                          60
                                                                     ----------------

    NET INVESTMENT INCOME                                                        551


    NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
         Realized gain/(loss) on:
          Investments                                                          1,768
          Foreign currency transactions                                       (1,968)
         Change in unrealized appreciation/(depreciation) of:
          Investments                                                          2,014
          Assets and liabilities denominated in foreign currencies                 2
                                                                     ----------------

    NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                     1,816
                                                                     ----------------

    CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                            $2,367
                                                                     ================

--------------------------------------------------------------------------------
(A) Commencement of operations.
See Notes to Financial Statements

   STATEMENT OF CHANGES IN NET ASSETS

   LM Institutional Fund Advisors I, Inc.
   Western Asset Non-U.S. Fixed Income Portfolio

   (Amounts in Thousands)


------------------------------------------------------------------------------------

                                                                  July 15, 1998(A)
                                                                          to
                                                                 September 30, 1998
                                                                 ------------------
                                                                      (Unaudited)
   CHANGE IN NET ASSETS:
   Net investment income                                                       $551
   Net realized gain/(loss) on investments and foreign currency transactions   (200)
   Change in unrealized appreciation of investments and assets
        and liabilities denominated in foreign currencies                     2,016
                                                                     ---------------
   Change in net assets resulting  from operations                            2,367

   Distributions to shareholders from net investment income                      --

   Change in net assets from
        Fund share transactions                                              56,000
                                                                     ---------------

        Change in net assets                                                 58,367


   NET ASSETS:
        Beginning of period                                                      15
                                                                     ---------------

        End of period (including undistributed
             net investment income of $551)                                 $58,382
                                                                     ===============

--------------------------------------------------------------------------------
(A) Commencement of operations.
See Notes to Financial Statements

    FINANCIAL HIGHLIGHTS

    LM Institutional Fund Advisors I, Inc.
    Western Asset Non-U.S. Fixed Income Portfolio


    Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

-----------------------------------------------------------------------------------------------

                                                                     July 15, 1998(A)
                                                                            to
                                                                    September 30, 1998
                                                                    ------------------
                                                                        (Unaudited)
    PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period                                        $10.00
                                                                       ----------------

    Net investment income(B)                                                      0.10
    Net realized and unrealized gain/(loss)
       on investments, forward currency
       contracts, options, futures and
       foreign currency contracts                                                 0.32
                                                                       ----------------
    Total from investment operations                                              0.42
                                                                       ----------------
    Distributions to shareholders from:
       Net investment income                                                         -
       Net realized gain on investments                                              -
                                                                       ----------------
    Total distributions                                                              -
                                                                       ----------------
    Net asset value, end of period                                              $10.42
                                                                       ================

    Total return(B)                                                              4.20%(C)

    RATIOS / SUPPLEMENTAL DATA:
    Ratios to average net assets:
       Expenses(B)                                                               0.50%(D)
       Net investment income(B)                                                  4.65%(D)

    Portfolio turnover rate                                                    882.21%(D)

    Net assets, end of period (in thousands)                                   $58,382

--------------------------------------------------------------------------------
(A) Commencement of operations.
(B) Net of fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.90% for the period ended September 30, 1998.
(C) Not Annualized
(D) Annualized
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
LM Institutional Fund Advisors I, Inc.
(Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES
LM Institutional Fund Advisors I, Inc. (the "Corporation"), consisting of the Western Asset Core Portfolio ("Core"), the Western Asset Core Plus Portfolio ("Core Plus"), the Western Asset Intermediate Portfolio ("Intermediate"), the Western Asset Limited Duration Portfolio ("Limited Duration") and the Western Asset Non-U.S. Fixed Income Portfolio ("Non-U.S.") (each a "Portfolio"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters. Prior to May 28, 1998, the Corporation was known as Western Asset Trust, Inc.

Each Portfolio offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. At September 30, 1998, the Financial Intermediary Class of each Portfolio had no shares outstanding.

SECURITY VALUATION
Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation on investments.

FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and
(ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

OPTIONS AND FUTURES
The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income for dividend purposes is recorded on an accrual basis and consists of interest and dividend income, less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

SECURITY TRANSACTIONS
Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

USE OF ESTIMATES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for federal income or excise taxes is required since the Portfolios intend to qualify, or continue to qualify, as regulated investment companies and distribute all of their taxable income to their shareholders.

LM Institutional Fund Advisors I, Inc.
(Unaudited)

2.    FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS
As part of their investment program, the Portfolios utilize repurchase agreements. All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Portfolios' custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

FOREIGN CURRENCY EXCHANGE CONTRACTS
Core Plus and Non-U.S. may enter into forward currency exchange contracts to help manage currency exposure. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

Forward currency contracts are valued using the forward rate. Outstanding contracts at September 30, 1998 were as follows:

Core Plus
                          Contract to
                ----------------------------- Appreciation/
Settlement Date    Receive         Deliver    (Depreciation)
------------------------------------------------------------
10/01/98        USD   1,494      GBP      875      $  7
11/27/98        GBP     875      USD    1,489        (6)
11/27/98        USD   2,909      GBP    1,736       (34)
                                                   -----
                                                   $(33)
                                                   =====

Non-U.S.
                          Contract to
                ------------------------------ Appreciation/
Settlement Date    Receive         Deliver     (Depreciation)
-------------------------------------------------------------
10/01/98        USD      45     DKK       287      $  (1)
10/01/98        NZD   2,344     USD      1,182        (9)
11/27/98        CAD   5,680     USD      3,699        24
11/27/98        USD   3,734     CAD      5,680        11
11/27/98        DEM  11,875     USD      7,073        60
11/27/98        USD  20,688     DEM     34,876      (259)
11/27/98        USD   4,291     DKK     27,574       (55)
11/27/98        GBP   6,334     USD     10,737        (3)
11/27/98        USD  14,022     GBP      8,370      (163)
11/27/98        USD  10,094     IT  16,761,564       (57)
11/27/98        NLG   4,053     USD      2,143        16
11/27/98        USD   4,199     NLG      7,988       (56)
11/27/98        USD   1,181     NZD      2,344         8
                                                   ------
                                                   $(484)
                                                   ======

OPTION TRANSACTIONS
A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Portfolios and related premiums during the period were as follows:

LM Institutional Fund Advisors I, Inc.
(Unaudited)

                                                     Calls                   Puts
                                             --------------------------------------------
Core                                         Contracts    Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------------
Options outstanding at March 31, 1998            461       $279          409        $233
Options written                                1,411        778        1,784       1,148
Options closed                                (1,269)      (788)      (1,276)       (934)
Options expired                                 (58)        (19)        (523)       (263)
Options exercised                               (167)      (111)          --          --
                                             --------------------------------------------
Options outstanding at September 30, 1998        378       $139          394        $184
-----------------------------------------------------------------------------------------

                                                     Calls                   Puts
                                             --------------------------------------------
Core Plus                                    Contracts    Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------------
Options outstanding at March 31, 1998              --       $--           --        $ --
Options written                                   657        48           65          33
Options closed                                   (22)       (17)         (34)        (19)
Options expired                                   --         --           --          --
Options exercised                                 (7)        (3)          --          --
                                             --------------------------------------------
Options outstanding at September 30, 1998        628        $28           31         $14
-----------------------------------------------------------------------------------------

                                                     Calls                   Puts
                                             --------------------------------------------
Intermediate                                 Contracts    Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------------
Options outstanding at March 31, 1998             53       $ 28          --      $  --
Options written                                7,818        548        1,009       296
Options closed                                (1,038)      (397)        (637)     (226)
Options expired                               (6,700)      (134)        (372)      (70)
Options exercised                                 --         --           --         --
                                             --------------------------------------------
Options outstanding at September 30, 1998        133       $ 45           --     $   --
-----------------------------------------------------------------------------------------

                                                     Calls                   Puts
                                             --------------------------------------------
Limited Duration                             Contracts    Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------------
Options outstanding at March 31, 1998              8        $ 4          --      $  --
Options written                                  107         42         158         49
Options closed                                   (87)       (39)       (124)       (45)
Options expired                                   --         --         (34)        (4)
Options exercised                                 --         --          --         --
                                             --------------------------------------------
Options outstanding at September 30, 1998         28        $ 7           --     $  --
-----------------------------------------------------------------------------------------

FUTURES
Each Portfolio may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at September 30, 1998 are described at the end of the "Statement of Net Assets" for each Portfolio.

3.    PORTFOLIO TRANSACTIONS
For the six months ended September 30, 1998, investment transactions (excluding short-term investments) were as follows:

LM Institutional Fund Advisors I, Inc.
(Unaudited)

                                 Purchases                                      Sales
                 -----------------------------------------------------------------------------------
                 U.S. Gov't Securities   Other Securities   U.S. Gov't Securities   Other Securities
                 -----------------------------------------------------------------------------------
Core                  $1,750,960             $163,999            $1,806,042             $137,169
Core Plus                 90,537               18,893                64,259                1,896
Intermediate             841,143               71,172               844,998               47,802
Limited Duration          42,466               17,026                55,086                8,213
Non-U.S.                      --               80,362                    --               48,340
----------------------------------------------------------------------------------------------------

At September 30, 1998, the cost of securities, gross unrealized appreciation and gross unrealized depreciation for federal income tax purposes were as follows:

                     Cost     Appreciation      (Depreciation)
                  --------------------------------------------
Core              $784,493      $19,081            $(4,829)
Core Plus           57,469        1,474               (640)
Intermediate       346,433        9,299             (3,294)
Limited Duration    43,631          661               (328)
Non-U.S.            59,467        2,392                 --
--------------------------------------------------------------

4.    FUND SHARE TRANSACTIONS
At September 30, 1998, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Portfolio shares were as follows (share amounts reflect the 10 for 1 stock split effective May 29, 1998):

                                                 Reinvestment
                           Sold                of Distributions              Repurchased                    Net Change
                   ----------------------------------------------------------------------------------------------------------
                    Share       Amount        Shares       Amount      Shares          Amount         Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------
CORE
Six Months ended
September 30, 1998  13,697     $141,961        2,699      $30,560      (10,306)     $(103,519)        6,090          $69,002

Nine Months ended
March 31, 1998(A)   11,375     $130,852        2,790      $31,659      (5,943)      $(68,393)         8,222          $94,118

Year ended
June 30, 1997       17,647     $196,333        2,335      $26,038      (15,985)     $(179,221)        3,997          $43,150

CORE PLUS
July 8, 1998(B) to
September 30, 1998   5,678     $56,732         --         $--          (1)          $(6)              5,677          $56,726

INTERMEDIATE
Six Months ended
September 30, 1998  10,403     $112,439        1,065      $11,434      (7,037)      $(76,165)         4,431          $47,708

Nine Months ended
March 31, 1998(A)    7,991     $86,208         1,114      $11,927      (3,001)      $(32,528)         6,104          $65,607

Year ended
June 30, 1997       14,920     $157,504        848        $8,937       (1,128)      $(12,086)         14,640         $154,355

LIMITED DURATION
Six Months ended
September 30, 1998     193     $2,000          134        $1,362       (999)        $(10,333)         (672)          $(6,971)

Nine Months ended
March 31, 1998(A)    3,815     $39,150         141        $1,440       (1,645)      $(17,058)         2,311          $23,532

Year ended
June 30, 1997        1,129     $11,502         106        $1,072       (242)        $(2,500)          993            $10,074

NON-U.S.
July 15, 1998(B) to
September 30, 1998   5,600     $56,000          --        $--          --           $--               5,600          $56,000
-----------------------------------------------------------------------------------------------------------------------------

(A) The year end for these Portfolios was changed from June 30 to March 31.
(B) Commencement of operations.

LM Institutional Fund Advisors I, Inc.
(Unaudited)

5.  SECURITIES LOANED
At September 30, 1998, the market value of the securities on loan to broker-dealers was $29,998 and $54,764 for Core and Intermediate, respectively. Cash collateral received was $34,478 and $56,391 for Core and Intermediate, respectively. Such collateral is in the possession of the Portfolios' custodian. As with other extensions of credit, the Portfolios may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6.  TRANSACTIONS WITH AFFILIATES
Each Portfolio has a management agreement with LM Institutional Advisors I, Inc. (the "Manager"). Western Asset Management Company ("Western Asset") is the investment adviser to Core, Core Plus, Intermediate and Limited Duration. Western Asset Global Management ("WAGM") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, the Manager provides the Portfolios with management and administrative services for which each Portfolio pays a fee, computed daily and payable monthly at annual rates of each Portfolio's average daily net assets as follows: 0.45% for Core, Core Plus and Non-U.S.; 0.40% for Intermediate; and 0.35% for Limited Duration. The Manager pays Western Asset a fee, computed daily and payable monthly, at annual rates of each Portfolio's average daily net assets as follows: 0.40% for Core and Core Plus; 0.35% for Intermediate and 0.30% for Limited Duration. The Manager pays WAGM a fee, computed daily and payable monthly, at an annual rate of 0.40% of the average daily net assets of Non-U.S. At September 30, 1998, $288, $114 and $3 was due to the Manager for Core, Intermediate and Non-U.S., respectively.

The Manager, Western Asset and WAGM have voluntarily agreed to waive their fees and reimburse the Portfolios to the extent a Portfolio's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of that Portfolio's average daily net assets as follows: 0.55% for Non-U.S.; 0.50% for Core; 0.50% for Core Plus; 0.45% for Intermediate; and 0.40% for Limited Duration. At September 30, 1998, $38 and $11 was due to Core Plus and Limited Duration, respectively, from the Manager as reimbursement for expenses paid above their annual expense limits.

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, and Arroyo Seco, Inc. serve as distributors of the Portfolios. LMWW will receive from each Portfolio an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Portfolio, computed daily and payable monthly. Arroyo Seco, Inc. receives no payments from the Portfolios in connection with the offer or sale of their shares.

The Manager, Western Asset, WAGM, LMWW and Arroyo Seco, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

LM INSTITUTIONAL FUND ADVISORS I, INC.

Investment Manager
LM Institutional Advisors, Inc.
P.O. Box 17635
Baltimore, Maryland 21297-1635
1-888-425-6432

Investment Adviser
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105






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